UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-KSB

(Mark One)

     [X] Annual report under Section 13 or 15(d) of the Securities Exchange Act of 1934 (Fee required) for the fiscal year ended December 31, 1995

     [ ] Transition report under Section 13 or 15(d) of the Securities Exchange Act of 1934 (No fee required) for the transition period from to:


         Commission file number:  I-9418

                        The Canton Industrial Corporation
                 (Name of Small Business Issuer in Its Charter)

          Nevada                                                     87-0509512
(State or Other Jurisdiction of                                (I.R.S. Employer
Incorporation or Organization)                               Identification No.)

            268 West 400 South, Suite 300, Salt Lake City, Utah 84101
               (Address of Principal Executive Offices) (Zip Code)

                                 (801) 575-8073
                (Issuer's Telephone Number, Including Area Code)

Securities registered under Section 12(b) of the Exchange Act:

Title of Each Class                                        Name of each Exchange
Common Stock ($0.0001 Par Value)                           Boston Stock Exchange

     Check  whether  the issuer:  (1) filed all reports  required to be filed by
Section 13 or 15(d) of the Exchange Act during the past 12 months (or for such shorter period that the registrant was required to file such reports), and (2)
has been subject to such filing requirements for the past 90 days. Yes [X]   No

     Check if there is no disclosure of delinquent filers in response to Item 405 of Regulation S-B not contained in this form, and no disclosure will be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-KSB or any amendment to this Form 10-KSB. [X]

     The issuer's total consolidated revenues for the year ended December 31, 1995, were $2,049,968.

     The aggregate market value of the registrant's Common Stock, $0.001 par value (the only class of voting stock), held by non-affiliates was approximately $8,705,148 based on the last sale price thereof reported on the consolidated tape for March 31, 1996.

     At March 31, 1996, the number of shares outstanding of the registrant's Common Stock, $0.001 par value (the only class of voting stock), was 6,148,648.

                      DOCUMENTS INCORPORATED BY REFERENCE.
                                      NONE

                                TABLE OF CONTENTS

                                                                           Page
                                     PART I


Item 1.       Description of Business..........................................1

Item 2.       Description of Property..........................................2

Item 3.       Legal Proceedings................................................7

Item 4.       Submission of Matters to a Vote of Security-Holders............ 10


                                     PART II

Item 5.       Market for Common Equity and Related Stockholder Matters........10

Item 6.       Management's Discussion and Analysis or Plan of Operation.......12

Item 7.       Financial Statements............................................15

Item 8.       Changes in and Disagreements With Accountants on Accounting and
              Financial Disclosure............................................16

                                    PART III

Item 9.       Directors and Executive Officers................................16

Item 10.      Executive Compensation..........................................18

Item 11.      Security Ownership of Certain Beneficial Owners and Management..21

Item 12.      Certain Relationships and Related Transactions..................22

Item 13.      Exhibits, List and Reports on Form 8-K..........................25

                                     PART I

ITEM 1.       DESCRIPTION OF BUSINESS

Business Development.

     As used herein, the term "Company" refers to The Canton Industrial Corporation, a Nevada corporation, and its subsidiaries and predecessors, unless the context indicates otherwise. Originally incorporated on July 10, 1984 in Ohio as The Canton Corporation, the Company adopted its present name in May 1985. In September 1984, the Company acquired substantially all of the assets of a manufacturing plant located in Canton, Illinois (the "Canton Plant"). Under the direction of prior management, the Company filed a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code, in the United States Bankruptcy Court for the Central District of Illinois on February 22, 1988. Current management led the Company's exit from bankruptcy on November 7, 1994 pursuant to the Bankruptcy Court's order of the same date.

     Current management obtained controlling ownership of the Company in the second quarter of 1992. Soon after control changed, the Company formed a wholly owned subsidiary, Canton Tire Recycling Corporation, an Illinois corporation ("CTR"), to engage in tire recycling operations at the Canton Plant. CTR began operations on November 5, 1992. During the third quarter of 1993, CTR ceased its tire recycling operations because the recycling process did not achieve the planned level of productivity and profitability. This was in large part due to problems with the tire shredding equipment which did not perform to manufacturer specifications. Therefore, the Company ceased payment on the shredding equipment which was then reclaimed by the manufacturer. The Company has filed a complaint seeking damages against the manufacturer of this equipment. For more information on this legal proceeding, see "Item 3 Legal Proceedings." Pursuant to the September 30, 1994 Corporate Acquisitions Agreement and concurrent with the Company's new focus on financial consulting and real estate acquisitions, the Company transferred its ownership of CTR to Sabina Services, Inc., a Utah corporation.

     Diversification of the Company's operations began in 1993 when its tire recycling activities continued to be unprofitable. The Company started concentrating on providing consulting services and acquiring real estate in the later half of 1993 and today focuses its operations almost exclusively in these areas.

Business of Issuer

     The Company provides financial consulting services and invests in undervalued real estate. The Company employs professionals with expertise in law, accounting, finance, Internet services, and public and investor relations in its consulting operations. Typically, the Company provides services and support functions which include advice relating to regulatory compliance, document preparation, capital formation, financial analysis, promotional campaigns, debt settlement, and general corporate problem solving.

     Prospective clients for the Company's consulting services are located by the Company's Acquisition Department as well as through advertising and referrals. This department researches various databases looking for public companies who are interested in the Company's services. The Company also advertises its services to private entities seeking to raise capital or become public corporations. Referrals by current and previous clients have provided the Company with additional clients.

     The Company charges clients monthly fees that vary in both amount and form. Acceptable payments for these services include cash, securities of the client company, or some combination of both. This payment arrangement allows many organizations, especially start-up ventures and those experiencing financial difficulties, to obtain the Company's services without the use of valuable cash flows. Acceptable payments and the size of payments the Company charges for its services vary with the volatility of the clients' securities, the amount and nature of work involved, and the expenses related to the services being rendered.

     Entities from many different industries employ the Company's consulting services and the Company strives to maintain this diversity. The Company primarily targets distressed public companies and private companies seeking to become publicly owned. The decision of accepting a prospective client depends on its financial stability, the type of services needed and the compensation format. A key to the Company's success is management's ability to improve and maintain its client base and successfully liquidate its compensation.

     Part of the Company's business operations include the acquisition, management, lease and sale of real estate holdings. The Company has acquired a wide variety of commercial properties. While most of the Company's real estate holdings are in Utah, the Company also owns several properties in other parts of the United States. For further information on the Company's real estate holdings, see "Item 2 - Properties." The Company hopes to increase revenues generated from these properties and obtain additional real estate holdings. A key to the Company's success is the ability of management to locate and acquire undervalued real estate with little or no cash down and turn such properties into profitable assets.

     The Company has been successful in generating sufficient revenues to sustain its current operations and intends to expand its current consulting services and acquisition of additional real estate, with the goal of increasing revenues. Long range plans are to broaden its client base and to provide additional consulting services. These plans include the possibility of conducting promotional seminars focused on the Company's services. Other plans involve the preparation and development of Internet mall sites within which organizations can advertise their products and services on individual Internet locations. The Company also assists private organizations in need of capital by preparing limited private placement offering documentation.

     The Company has three proceedings pending which involve the investigation of the Company's compliance with local and state environmental laws. The cost and effect of these proceedings is dependant upon the outcome of the proceedings and investigations which are currently pending with local and state agencies. For further information see "Item 3 - Legal Proceedings." The Company is unable to forecast, and can give no assurance as to the outcome and resulting cost of these proceedings, if any, and the effect they may have on the Company.

     The Company had a total of 56 employees, 40 of whom were full time employees, on March 31, 1996.

ITEM 2.       DESCRIPTION OF PROPERTIES

     As used herein, the term "Company" refers to The Canton Industrial Corporation and its subsidiaries and predecessors, unless the context indicates otherwise. The Company owns or leases industrial, commercial, warehouse, office, and undeveloped commercial real estate. The acquisition of properties has not been limited to any specific geographic area, but has been dictated by the presenting scenario. Regardless of the type of property, future acquisitions will not be limited to any specific geographic area. At the end of the fiscal year the Company owned, leased, or had interests in property in Utah, Illinois, Virginia, West Virginia, Arizona and Nevada.

     The Company's policy is to actively pursue the acquisition of real estate for investment income and appreciation in property value. During the past year, the Company has continued to place an emphasis on acquiring property with rental income and property which management feels is undervalued. Rather than limiting itself to specific types of real estate, the Company's policy has been to focus primarily on terms of financing. The Company generally looks for properties that can be purchased by assuming the existing financing, and by paying the balance of the purchase price with a nominal cash expenditure and/or, the issuance of shares in the Company. The Company has been successful in acquiring numerous properties in this fashion. The Company does not plan to enter into the business of originating, servicing or warehousing mortgages or deeds of trust, except as may be incidental to its primary purpose of acquiring real estate.

      There is a risk that the Company may lose control of the properties, (e.g., through foreclosure), if enough funds are not derived from the rental income for both the financing and operations. Currently, due to expanded acquisition activity and deficiencies in rental income from the properties acquired, the Company does not have sufficient rental revenues to cover the debt service and operating costs of all properties. The Company currently has to use capital from other sources to fund this deficit. Although management hopes to increase the occupancy rates and thus increase the rental income so that such income will cover both operations and debt service, no such assurances can be made.

     The Company's principal properties having a book value amounting to ten percent (10%) or more of the total assets of the Company are the Oasis Property, the Wallace/Bennett Building, and the Plandome Building. The principal properties are described under separate headings below. The remainder of the properties are described under the subsequent heading, "Other Properties."

Oasis, Nevada Property

      The Oasis, Nevada property consists of over 1,100 acres of mostly vacant land located in Elko County, Nevada. The property was purchased by the Company on December 27, 1995. The purchase also included all improvements to the property that consist of a service station, small retail and food service operations, and a mobile home park. Also purchased were the water rights of over sixteen hundred acre feet of water per year. For additional information on this acquisition, see the Company's Form 8-K filed with the Securities and Exchange Commission on January 11, 1996.

     The property is subject to a Trust Deed with a current principal balance of $900,000 provided by the seller and a $300,000 Promissory Note payable to an individual. Under the terms and conditions of the trust deed, during the first three years an interest only payment is due quarterly, with an interest rate of seven percent (7%) per annum. After the third year, principal reductions are required, and are based on the entire loan amount being paid off by the tenth anniversary date of purchase. There are no pre-payment penalties and the contract provides for the payoff and reconveyance of specific tracts of land within the parcels covered by the deed. The promissory note requires only interest payments at eighteen percent (18%) per annum until the note matures and becomes due on December 27, 1997. The promissory note contains no penalty for prepayment. Other than property taxes that will become due and payable, there are no other encumbrances on the property.

     The Company intends to develop the property in the future if additional financing can be obtained. The Company is of the opinion that this property is adequately covered by insurance.

     The federal tax basis of the property is $1,682,495. The facilities are being depreciated by straight line method over a period of 31.5 years. The realty tax rate is .024204 and the annual realty taxes for 1995 were $6,443.

The Wallace Bennett Building, Salt Lake City, Utah

     The Wallace-Bennett Building is located at 55-65 West 100 South, Salt Lake City, Utah. The property was purchased by Wasatch Capital Corporation ("Wasatch") on November 29, 1994. The Company owns twenty percent (20%) of the common stock of Wasatch. For additional information on the Company's involvement in Wasatch, see "Item 12 - Certain Relationships and Related Transaction." The building is a turn-of-the-century, multi-story office building. Currently, only a portion of the ground floor is rented. The building is adequate for its current uses, but the additional stories above the ground floor cannot be used until they have been remodeled and rehabilitated.

     The property is subject to a Promissory Note secured by a First Trust Deed with a current principal balance of $563,195, bearing ten percent (10%) interest per annum. Total monthly principal and interest payments are $7,929. The note matures on November 29, 1999 and there are no prepayment provisions. Other than property taxes that will become due and payable, there are no other encumbrances on this property.

     Plans have been made for remodeling the second, third and fourth floors as either offices or large, upscale, residential condominiums. The cost for either project is estimated to be around $1,000,000. Salt Lake County has recently completed a new convention center at a cost of over $80,000,000 on the block just to the west of this property. The demand for office and retail space in the downtown Salt Lake City area has increased significantly over the past few years, and the new convention center should make the vacant space in the Wallace-Bennett Building more marketable. The Company is of the opinion that this property is adequately covered by insurance.

     The current occupancy rate for the rentable ground-level space is 46%. Two tenants each occupy 10% or more of the rentable square footage, a restaurant and retail store using 1,719 and 912 square feet, respectively. The tenants are responsible for all of their own utilities, except water and sewer. Tenants also pay their pro-rata share of all other operating expenses as well as maintenance and janitorial services. The average effective rental is $9.58 per square foot. All of the leases will expire within the next two years, representing $25,980 in annual revenue. It is presently expected that all of the leases will either be renewed or replaced with new tenants.

     The federal tax basis of the property is $789,391. The building is being depreciated by the straight-line method depreciation over a period of 31.5 years. The realty tax rate is .016387 and realty taxes for 1995 totaled $6,193.

The Plandome Building, Salt Lake City, Utah

     The Plandome Building is located at 69-75 East 400 South, Salt Lake City, Utah. The building was acquired by Canton Industrial Corporation of Salt Lake City ("CICSLC") on October 12, 1993. CICSLC was a wholly-owned subsidiary of the Company until the fourth quarter of 1995 when the subsidiary sold additional shares of its common stock in a private placement offering pursuant to Rule 504 of Regulation D as promulgated by the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended ("Rule 504"). This offering effectively diluted the Company's ownership to fifty one percent (51%). For more information on the Company's involvement with Rule 504 offerings, see "Item 6 - Management's Discussion and Analysis of Financial Condition and Results of Operations." This historic three-story building constructed in 1904, contains 15,300 sq. ft. of office and retail space and is eligible to be listed on the National Register of Historic Places. The building is zoned C-3, a commercial use classification which is consistent with its current use.

     The property is subject to a First Deed of Trust with a current principal balance of $565,571, providing for interest at an annual rate of nine percent (9%). Total monthly principal and interest payments are $4,783. The note matures on October 9, 1999 and can be prepaid any time, without penalty. The property is also subject to a Second Deed of Trust with a current principal balance of $100,000, providing for interest at an annual rate of five percent (5%). If there is no prepayment, the amount due on the maturity date, October 1, 1998, will be $100,000 plus accrued interest. The note can be prepaid any time, without penalty. The only other encumbrances on the property are the unpaid 1995 property taxes and unpaid property assessments (portions of which are delinquent as far back as 1991).

     In 1990 the building was substantially renovated, retaining its original style. No need for additional renovation or restoration is foreseen, and there are no plans to do so at this time. Directly across the street from the Plandome Building, the State of Utah started construction on a new $65 million Court Complex in October 1995. The demand for office and retail space in the downtown Salt Lake City area has increased significantly over the past few years, and the opening of the Court Complex should increase demand for office space in the vicinity of the Plandome Building even further. The Company is of the opinion that this property is adequately covered by insurance.

     The present occupancy rate is forty-nine percent (49%). Two restaurants each occupy more than 10% of the square footage in the building each (2,712 and 1,584 sq. ft.). The major tenants are responsible for all of their utilities, except water and sewer. The office space is rented to professional organizations. The average effective annual rental is $7.16 per square foot. All of the leases will expire within the next two years, representing $53,568 in annual revenue. It is presently expected that all of the leases will either be renewed or replaced with new tenants.

       The federal tax basis of the property is $771,952. The building is being depreciated by the straight-line method depreciation over a period of 31.5 years. The realty tax rate is .016387 and realty taxes for 1995 totaled $6,225.

                                OTHER PROPERTIES

The Parkersburg Terminal, Parkersburg, West Virginia

     The Parkersburg Terminal is located at 516 Camden Street, Parkersburg, West Virginia. The terminal is a former fuel transfer station. The property consists of 4.5 acres on a tributary of the Ohio River and includes a former oil storage facility and a warehouse with office space. Other than property taxes that will become due and payable, there are no encumbrances on the property. The property has been vacant and unused since its acquisition. The Company is subject to competition in finding tenants or buyers for the property, and there is a substantial likelihood that the property will remain vacant for some time. The Company is of the opinion that this property is adequately covered by insurance.

     The Company has received notifications from the West Virginia Division of Environmental Protection (the "WVDEP") alleging that above ground storage tanks and related hardware on the property were leaking unidentified contents into the nearby river. These concerns have been addressed by the Company and no further notifications have been received. Testing performed on the site indicates that all remaining storage tank contents are crude oil remnants. The test results have been submitted to the WVDEP and the Company is waiting for an official response and authorization for the appropriate cleanup activities.

The Canton Plant, Canton, Illinois

     The plant is located at 200 East Elm Street, Canton, Illinois. The plant was acquired by the Company in 1984. The plant is a manufacturing and warehousing facility formerly owned by the plow division of International Harvester. Located on the property are brick, steel and glass constructed buildings with 1,290,366 square feet of interior space, including 1,001,472 sq. ft. of industrial space, 236,248 sq. ft. of warehouse space and 52,646 sq. ft. of office space. Portions of the buildings are in disrepair. The site is zoned for industrial use, and the Company believes that the City of Canton has generally been cooperative regarding efforts to return the facility to constructive use.

     In June 1994, the Canton Plant, with the exception of 74,000 sq. ft., was sold to Thistle Properties, Inc., an Illinois corporation then wholly owned by ATC II, Inc. ("Thistle"), for $825,000 subject to all leases, liens and encumbrances under a Real Estate Sales Agreement ("RESA"). On May 4, 1995, the Company served Thistle with a Notice of Default of the Real Estate Lien Note entered into pursuant to the said RESA. Thistle Properties subsequently informed the Company that due to its poor financial position, it would be unable to comply with the terms of the RESA. Thistle proposed to forfeit all payments made and that the Company foreclose on the security provided by RESA, being 100% of the stock of Thistle, in exchange for a mutual release of all claims.

     The Company subsequently executed a Mutual Release with ATC II and Thistle effective May 12, 1995. The net effect of the Mutual Release is that Thistle, which holds the title to the Canton Plant, is now a wholly owned subsidiary of the Company. This acquisition resulted in a loss of $562,406. A gain on the sale of $752,467 had been previously recorded by the Company during the third quarter of 1994. Although the Company hopes to dispose of the Canton Plant in the near future at an ultimate gain from the Company's perspective, no such assurances can be given.

     The only encumbrances are accumulated property taxes, penalties, and assessments totaling approximately $207,517 of which portions are delinquent as far back as 1988. The Company is subject to a proceeding with the State of Illinois over the cleanup of tires and toxic paint drums on the property (see "Item 3 - Legal Proceedings"). The Company is exploring a variety of alternative uses for the property. The Company is of the opinion that this property is adequately covered by insurance.

The Canton Building, Salt Lake City, Utah

     The Canton Building is located at 202 West 400 South, Salt Lake City, Utah. The building was acquired by Canton Industrial Property Management Corporation of Salt Lake City ("CIPMC") in November 1993. CIPMC was a wholly-owned subsidiary of the Company until the fourth quarter of 1995 when the subsidiary sold additional shares of its common stock in a private placement offering pursuant to Rule 504. This offering effectively diluted the Company's ownership to fifty one percent (51%). For more information on the Company's involvement with Rule 504 offerings, see "Item 6 - Management's Discussion and Analysis of Financial Condition and Results of Operations." The building is an 18,000 sq. ft. office building, consisting of two stories of interior rentable space with covered ground level parking. The building is constructed of concrete and glass and is suitable for office use. The Canton Building is zoned C-3, a commercial use classification which includes its current use.

     The property is subject to a First Trust Deed with a current balance of $167,825, providing for interest at an annual rate of nine percent (9%). Monthly principal and interest payments are $1,575. The note matures on November 1, 2003 and can be prepaid at any time, without penalty. The property is also subject to a Second Trust Deed with a current balance of $143,794, providing for interest at an annual rate of nine percent (9%). Total monthly principal and interest payments are $1,350. The note matures on November 1, 2003 and can be prepaid at any time, without penalty. The property is additionally subject to a Third Trust Deed with a current balance of $60,500, providing for interest at an annual rate of eighteen percent (18%). Monthly interest only payments were due for the first six months of the note (August 1995 - January 1996) with principal and interest payments of $5,000 due beginning February 1996 and continuing each month thereafter until the note is paid in full. The property is also subject to a Fourth Trust Deed with a current balance of $57,500, providing for interest at an annual rate of eighteen percent (18%). Monthly interest only payments are due for the first six months of the note (October 1995 - March 1996) with principal and interest payments of $5,000 due beginning April 1996 and continuing each month thereafter until the note is paid in full.

     Present plans are to continue to use and operate the building as an office building. Improvements have been made to the property, including carpeting, painting the entire first floor, and repairing the air conditioning system. Repairs to the ground level parking area are planned; the cost of which is not expected to exceed $2,500. The currently configured open area office system on the first floor lends itself to maximum tenant satisfaction for optimal placement of walls and possible changes for tenants. No other renovations, improvements or development plans have been made for this property. The Company is of the opinion that this property is adequately covered by insurance.

Canton's Wild Horse Ranch II, Inc.

     In August 1994 the Company acquired 13.22 acres of raw, unimproved land located in Pima County, Tuscon, Arizona. The property is subject to a Deed of Trust with a current balance of $59,224, providing for interest at an annual rate of eight percent (8%). Total monthly principal and interest payments are $825. A balloon payment of approximately $40,432 plus accrued interest is due in March 1999. The only other encumbrances on the property are the unpaid 1995 property taxes. There are restrictive covenants placed upon any future development of the land pertaining to the number of dwellings and the style of the buildings. The Company is of the opinion that this property is adequately covered by insurance.

 268 West 400 South, Salt Lake City

     The building at 268 West 400 South is currently leased as the Company's headquarters and principal offices. The building has been leased since May 1994 by Canton's Commercial Carpet Corporation ("CCCC"). CCCC was a wholly-owned subsidiary of the Company until the fourth quarter of 1995 when the subsidiary sold additional shares of its common stock in a private placement offering pursuant to Rule 504. This offering effectively diluted the Company's ownership to fifty one percent (51%). For more information on the Company's involvement with Rule 504 offerings, see "Item 6 - Management's Discussion and Analysis of Financial Condition and Results of Operations." The lease contains an option to purchase the building for $415,000, which expires May 23, 2004. The current lease payments are applicable towards the purchase price of the property. The 16,000 sq. ft. office building has two stories of office space with ground level parking underneath. The building is constructed of brick and cinder block construction and is suitable for office use. The current use of the building is consistent with its C-3 commercial use zoning classification. The Company occupies 90% of the building with the remaining 10% leased to an investment company. Improvements have been made to the property including carpeting, painting and remodeling the entire second and third floors. The Company is of the opinion that this property is adequately covered by insurance.

TAC Warehouse, West Jordan, Utah

     The TAC Warehouse is located at 5320 West Wells Park Road, West Jordan, Utah. The building has been leased since June 1993 by TAC, Inc. ("TAC"). TAC was a wholly-owned subsidiary of the Company until the fourth quarter of 1995 when the subsidiary sold additional shares of its common stock in a private placement offering pursuant to Rule 504. This offering effectively diluted the Company's ownership to fifty one percent (51%). For more information on the Company's involvement with Rule 504 offerings, see "Item 6 - Management's Discussion and Analysis of Financial Condition and Results of Operations." The lease contains an option to purchase the entire building for $596,000, which expires June 30, 1996. The building has approximately 60,000 sq. ft. of interior space of which the Company leases approximately 40,000 sq. ft. Portions of the warehouse lack electricity, heating and other amenities, but are adequate for general warehousing purposes. 100% of the warehouse is subleased to other tenants. The Company intends to exercise its option to buy the building, although currently it does not have the required financing in place and no assurances can be given that the Company will be able to purchase the property. Upon obtaining financing arrangements to exercise the option to purchase the warehouse, the Company plans to provide electricity, plumbing and heating to all areas of the building, and thereby increase the rental rate. The approximate estimated cost of the improvements is $50,000. There is currently a shortage of industrial and warehouse space in the Salt Lake Valley and the Company feels the occupancy rate will remain high. The Company is of the opinion that this property is adequately covered by insurance.

Glendale Plaza, Salt Lake City, Utah

     The Glendale Plaza is located at 1100 South Glendale Drive, Salt Lake City, Utah. The Company currently leases the retail shopping plaza and has an option to purchase the property for $799,000, which expires August 31, 1998. The Company is entitled to deduct the total amount of principal payments on the owner's mortgage during the term of the lease. The Company also has an option to extend the lease for an additional three years. The property contains 76,831 square feet of rentable retail space and approximately 51% is subleased to tenants. Present plans are to continue to operate the building as a retail shopping plaza and to increase the occupancy rate. No major renovations, improvements or development plans have been made for this property. The Company is of the opinion that this property is adequately covered by insurance.

KMC Plant, Cheriton, Virginia

     The former KMC food plant and warehouse ("KMC Plant") is located in the vicinity of Cheriton, Virginia. In 1993, the Company acquired a note in the amount of $353,000 bearing interest at twelve percent (12%) secured by a deed of trust on the KMC Plant. Payments on the note have not been made. The Company sent notice of default and demand for payment during the first quarter of 1995, and scheduled a foreclosure sale. Prior to the sale being completed, the owner of the property filed a Chapter 11 Bankruptcy petition. An agreement with the owner has been reached whereby the Company would release its claims to the property or be allowed to proceed with a foreclosure. Payment under the terms of the agreement is due April 16, 1996. For more information on this situation, see "Item 3 - Legal Proceedings, KMC Foods, Inc. vs. Potomac Engineering Management Systems Co.
(PEMSCO)."

     The KMC Plant is located on approximately 65 acres in the vicinity of Cheriton, Virginia. It has railroad spur access with the Penn Central Railroad. The property has structures for the manufacture, storage and distribution of food products. The property is zoned for industrial use. The KMC Plant has been vacant and unused since the note was acquired and is in disrepair. The property is subject to an environmental impact investigation by the Virginia State Water Control Board and related agencies (see "Item 3. Legal Proceedings" Possible Actions by Governmental Authorities).

     The Company does not plan to renovate, restore or improve the property if it forecloses on the property. Upon foreclosure, the Company intends to attempt to lease or sell the property, as is. There is significant competition in the area for tenants or buyers, so there is a substantial likelihood that the property will remain vacant for some time if foreclosure occurs. The Company is of the opinion that the owner of the property had the property adequately insured as of March 31, 1996.

ITEM 3.       LEGAL PROCEEDINGS

     The following are material pending cases involving the Company.

     Bankruptcy Proceedings - This case was filed in the United States Bankruptcy Court, for the Central Division of Illinois, located in Peoria, Illinois, Case Number 88-80374, as a voluntary Chapter 11 case on February 22, 1988, by prior management of the Company. A plan of reorganization was approved and the Company filed a written motion to allow the Company to emerge from bankruptcy. The Bankruptcy Court scheduled a hearing on that request on November 7, 1994 at which time the Company was successfully discharged by the Bankruptcy Court.

     Keck, Mahin & Cate vs. Canton Industrial Corporation - Keck, Mahin & Cate ("Keck") filed an action in the Tenth Judicial Circuit, State of Illinois, Peoria County on July 16, 1991. The action was for the recovery of attorney fees incurred in representing the Company in bankruptcy proceedings. On January 13, 1992, the Court entered judgment against the Company for $85,790.61. The judgment remains unsatisfied.

     State of Illinois vs. The Canton Industrial Corporation - This action is pending in the Ninth Judicial Circuit, State of Illinois, County of Fulton, Case No. 93MR45, filed in September of 1993 and amended on January 28, 1994. The State of Illinois sought the cleanup of tires and toxic paint drums at the site. The State has raised an issue that 3-5 drums are still located on the site and is requesting certification of their contents and proper disposal. An Interim Order for the cleanup of the property was entered and approved by the Court on March 8, 1994. Pursuant to the Interim Order, the sum of $140,000 was to be deposited in an escrow account within the State of Illinois by May 15, 1994, to insure the complete removal of the tires. The Interim Order also required the clean-up to be completed no later than December 31, 1995. The Company entered into an agreement for the removal of all tires with Gardens, Inc., who then sub-contracted with Eco-Systems Inc. Work began to bale the waste tires into blocks for disposal and use by Eco-Systems, Inc. in August 1995. On September 28, 1995, the Company was informed by the IEPA that it had rejected the Company's proposed plan for removal and had hired its own contractor to remove the tires from the site. The Company sought relief from this decision from the Circuit Court in Fulton County. The Court denied the Company any relief at a hearing on October 10, 1995. On October 16, 1995, the Company filed an appeal with the Director of the IEPA, which was also denied. Currently, the State has concluded work believing that all waste tires have been removed from the site. The State has informed the Company that it may seek recovery of costs incurred to remove the tires. The Company believes that the ultimate intent of the Interim Order, the complete removal of the tires, has been met because either the tires had been completely removed or reduced to the IEPA's control but not within the Court's exact specifications. As a result of this technical non-compliance, the Court may impose penalties of up to $50,000 for non-compliance with the order and $10,000 per day from the date of the violation.

     Xeta Corporation vs. The Canton Industrial Corporation. Xeta originally filed suit in the Northern District of Oklahoma, the suit was later dismissed based on a lack of jurisdiction. The same suit was refiled on March 8, 1995, in the United States District Court, in the Central District of Utah, Case Number 95CV-218G. Xeta seeks to recover $116,500 which it contends was fraudulently transferred to the Company by ATC, a client of its subsidiary CFS, in order to avoid payment of a judgment held by Xeta against ATC. Richard Surber and Gerald Curtis, both former officers of ATC, are also named as individual defendants. The Company has responded to the claims of Xeta by stating that it provided bona fide services to ATC, and that the bulk of the funds were used for operating expenditures of ATC. The Company also believes that the expenditures were incurred in the best business interest of ATC. A Motion for Summary Judgment has been filed by Xeta to which the Company has filed a response. The Motion is presently pending before the Court.

     Logos International, Inc. vs. Oxytrust I.U. Ltd., Josef Oxenhandler, Benjamin Oxenhandler and Jack Leathers - This case was filed in the United States District Court, in the Central District of Utah, Case Number 93-C-840J. Logos International, Inc. assigned all of its rights and interests in the foregoing litigation to the Company September 29, 1994. The Company has obtained a judgment against the defendants for $2.5 million, with interest accruing at 7% per annum. The Defendants had entered into a purchase agreement to purchase 500,000 shares of the common stock of Logos International, Inc. The stock was issued to the Defendants, and the Defendants accepted the stock, however they never paid the purchase price. Defendant Jack Leathers has filed for relief under Chapter 7 of the Bankruptcy Code. The Company is unsure if it can collect on the full judgment, or any part thereof.

     TAC, Inc., vs. Ozora Corporation and Mark C. Hungerford. Filed on January 25, 1995 in the United States District Court for the Central Division of Utah, Case Number 95-C-75 G. TAC sought recovery of a promissory note plus the interest due and/or the recovery of 99,800 shares of class A common stock of Transcisco Industries, Inc. On May 30, 1995, the Court entered a Judgment against Ozora and Hungerford which included interest and associated costs. TAC pursued action to enforce the Judgement, including the filing of liens against real property in California and Montana. In November of 1995, TAC, Ozora and Hungerford entered into settlement discussions which continued until the parties reached an agreement. The agreement calls for Ozora/Hungerford to make an initial down payment to TAC in November, 1995 and installment payments in intervals thereafter. Ozora/Hungerford thus far have met the terms of the agreement, full performance under the agreement was completed on February 13, 1996.

     Canton Financial Services vs. David Dadon and Select Pictures, Ltd. - Filed November 4, 1994 in the United States District Court for the Central Division, State of Utah, Case Number 94-C-1080C. The Company seeks payment in the amount of $225,000 for services rendered under a consulting agreement, two promissory notes and fraud related to security provided toward payment. A Default has been entered against Select Pictures after service of process and its failure to file an answer. In January 1996, the Court signed an order authorizing an attempt to serve Dadon by certified mail in England. Efforts to secure personal service on Dadon continue.

     Canton Industrial Corporation and Canton Industrial of Salt Lake City vs. Delamr A. Janovec and KLH Engineering Group, Inc. Filed by the Company on April 19, 1995, in the United States District Court, in the Central District of Utah, Civil Case No. 2:95 CV 363G. The Company seeks enforcement of the August 31, 1994 Settlement Agreement and Mutual Release to which the Company, Janovec and KLH were parties. That agreement required the delivery to the Company of 10,994,666 shares of KLH common stock. Mr. Janovec has failed to file a response on a timely basis in the matter and the court has entered a default against him. An answer and counterclaim has been filed by KLH, the Company believes that all issues raised by the counterclaim were either resolved by the Settlement Agreement or are groundless. In the first quarter of 1996, the court ordered the case to mediation.

     Vincent Liotta vs. Joseph Robert & Co., et al. - Suit filed by Vincent Liotta ("Liotta") in the United States District Court for the Eastern District of New York, Civil Case No. CV-95-1659. The allegations relate to damages resulting from a purchase of ATC stock by Liotta. The Company is named in the suit based upon its consulting work with ATC which Liotta alleges was instrumental in his purchase of the stock. Also named as defendants are Canton Financial Services Corporation, ATC II, Inc., Allen Z. Wolfson individually and John Does 1-9. An answer has been filed on behalf of the Company and Canton Financial Services Corporation which denies any involvement in the underlying transactions.

     The Canton Industrial Corporation vs. Mi-Jack Products, Inc. - Filed by the Company on July 14, 1995, in the United States District Court, Central District of Utah, Civil Case No. 2:95 CV 651S. The Company seeks damages from Mi-Jack Products, Inc. based upon the improper operation of equipment provided to Canton Tire Recycling for use in its tire recycling operation in Canton, Illinois. Service has been completed on the defendants who have filed a Motion to Dismiss alleging a lack of jurisdiction of the Utah court over the matter. The Company has filed a response and the court will decide the jurisdiction issue prior to further activity in the suit.

     KMC Foods, Inc. vs. Potomac Engineering Management Systems Co. (PEMSCO) - KMC Foods, Inc., a subsidiary of the Company, has filed a Motion for Relief from the Automatic Stay in PEMSCO's Chapter 11 bankruptcy case filed in the United States Bankruptcy Court for the Eastern District of Virginia, Norfolk Division, Case No. 95-23691-DHA. KMC holds a secured interest in certain real property owned by PEMSCO. KMC seeks either payment of the obligation or the right to foreclose its interest in the real property. KMC claims a debt of approximately $600,000 with interest and PEMSCO has asserted a value of $1.7 million for the property. The Company has signed a settlement that will result in payment of a substantial portion of the debt, an agreement to indemnify KMC for any costs of environmental clean up of the property and payment of KMC's attorney fees in the matter, or, in the alternative, the lifting of the bankruptcy stay to permit foreclosure of KMC's interest in the property.

     Hi-Tech Mechanical Systems, Inc. vs. The Canton Industrial Corporation - Hi-Tech Mechanical Systems, Inc. (Hi-Tech") filed suit in the Third Circuit Court, Salt Lake County, State of Utah, Civil Number 95-0009467. Hi-Tech seeks recovery for heating and cooling systems repairs in the amount of $10,746. A Settlement Agreement has been signed by both parties effective September 26, 1995 which provides for full settlement of the claims over a six month period. The Company has complied with the terms of the Settlement Agreement and the suit was dismissed in March 1996.


Possible Actions by Governmental Authorities

     Virginia Property - Prior to its purchase by the Company, KMC operated a food processing plant in Cheriton Virginia. For more information on KMC, see "Item 2 - Description of Properties." The property was sold to PEMSCO and KMC retained a secured interest in the property. KMC has sought to enforce payment of the purchase price or the return of the property in PEMSCO's chapter 11 bankruptcy (see "Item 3 - Legal Proceedings"). The Virginia State Water Control Board (the "VSWCB") has required the preparation of a Site Characterization Report regarding contamination from underground storage tanks. PEMSCO has agreed to indemnify KMC from any costs related to the report and related cleanup required on the property if it is allowed to retain possession. PEMSCO has had possession and control of the property from the time of conveyance by KMC and therefore, KMC has been unable to conduct the testing required by the VSWCB. KMC and the Company expect that, upon settlement of the claim of KMC, PEMSCO will complete the reports and testing required by the VSWCB and pay all costs of testing and any related cleanup on the property, although if such a settlement is not completed, the Company will foreclose on the property.

     West Virginia Property - This property, located in the city of Parkersburg, West Virginia is owned by Canton Tire Recycling of West Virginia, Inc., a wholly owned subsidiary of the Company. (See "Item 2 - Description of Properties, Parkersburg Terminal"). The Company has received notifications from the West Virginia Division of Environmental Protection (the "WVDEP") alleging that above ground storage tanks and related hardware on the property are leaking unidentified contents onto the ground and into the nearby river. Corrective action was taken by the Company and no further notifications have been received. Testing performed on the site by certified engineers indicates that all remaining storage tank contents are crude oil remnants. The test results have been submitted to the WVDEP and the Company is waiting for an official response, authorization and direction for the appropriate cleanup activities.

     State of Delaware vs. KMC Foods, Inc. KMC received a claim from The Division of Revenue of the Department of Finance for the State of Delaware in excess of $300,000. The claim is for alleged taxes due based upon the gross revenues of KMC for the tax period April 1, 1989 through March 31, 1992. This tax period is prior to the purchase of KMC by the Company. Prior management of KMC has assured the Company that the tax does not apply as all sales of products were outside of the state of Delaware, and thus the Delaware tax is not due. Efforts continue to provide sufficient documentation to the Delaware authorities to resolve the liability issue favorably to KMC.

ITEM 4.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     During the fourth quarter of fiscal year 1995, the Company did not submit any matters to a vote of security holders through the solicitation of proxies or otherwise.


                                     PART II











                 [THIS SPACE HAS BEEN INTENTIONALLY LEFT BLANK]



        ITEM 5. MARKET FOR COMMON EQUITY AND RELATED STOCKHOLDER MATTERS

     The Company's Common Stock is traded on the Boston Stock Exchange under the symbol "CND" on the OTC Bulletin Board under the symbol "CICP." The following table sets forth the high and low sales prices for the Company's Common Stock as reported on the Boston Stock Exchange for each quarter of 1994 and 1995, and the first quarter of 1996:

                      Quarter           High            Low
                      -------           ----            ---
              1994    First             $0.50           $0.13
                      Second            $0.94           $0.31
                      Third             $0.94           $0.19
                      Fourth            $1.31           $0.38

              1995    First             $0.53           $0.34
                      Second            $0.65           $0.60
                      Third             $0.51           $0.42
                      Fourth            $2.31           $0.50

              1996    First             $2.44           $0.94

     On March 31, 1996, the closing bid and ask price for the Common Stock was $1.59 by $1.62, respectively.

     All Share prices for the first two quarters of 1994 are 1:4 post-reverse split prices, and the Share prices for the last two quarters of 1994 are 1:4 and 1:10 post-reverse split prices, as described immediately below.

     On October 12, 1992, the Company effected a 1:4 reverse split of the outstanding shares of its common stock, par value $0.001 per share (the "Common Stock"), pursuant to a special meeting of the Company's shareholders. The Company changed its domicile to Nevada on March 9, 1993 through a merger with a Nevada corporation bearing the exact name as the Company. On April 28, 1993, the Company's shareholders and board of directors voted to increase the number of shares of Common Stock authorized for issuance to 100,000,000 shares, and also authorized for issuance 20,000,000 preferred shares, par value $0.001 per share.

     On May 24, 1994, the Company's shareholders approved a proposal to increase the number of shares of Common Stock authorized for issuance from 100,000,000 to 200,000,000 shares as well as a proposal to effect a 1:10 reverse split of the Common Stock. The increase in authorized shares became effective on or about July 26, 1994, while the 1:10 reverse stock split was effective on August 1, 1994. (Unless otherwise noted all amounts of shares issued before these dates have been restated to reflect both the 1:4 and the 1:10 reverse splits.)

Shareholders

     As of March 31, 1996 there were approximately 772 shareholders of record of Common Stock.

Dividends

     The Company has not declared any cash dividends for the last two fiscal years. Under the terms of the Company's Second Amended Plan of Reorganization, as modified, no dividends could be paid until the Company's creditors were paid as specified in the Plan. See "Item 1- Business of Issuer" for more information on the Company exit from bankruptcy. The Company exited from bankruptcy on November 7, 1994, and is therefore not restricted from issuing dividends. However, the Company does not anticipate declaring any cash dividends in the near future.

     A non-cash dividend was declared on March 4, 1996 in the form of one share of common stock in Oasis Hotel & Casino I and Oasis Hotel & Casino II for every 100 shares of the Company's common stock owned as of the record date March 27, 1996. Every entity owning less than 100 shares of the Company's common stock as of the record date shall also receive one share of each corporation's common stock.

     An additional non-cash dividend was declared on March 21, 1996 in the form of one share of common stock in Zahav, Inc. and Cyber Information, Inc. for every 100 shares of the Company's common stock owned as of the record date April 23, 1996. Every entity owning less than 100 shares of the Company's common stock as of the record date shall also receive one share of each corporation's common stock.

ITEM 6. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

     As used herein, the term "Company" refers to The Canton Industrial Corporation and its subsidiaries and predecessors, unless the context indicates otherwise. The Company is continuing to proactively search for ways to expand its client base for consulting services and its real estate holdings in its effort to become more profitable. During the 1995 fiscal year, the Company was engaged by several new clients to perform consulting services. Further, numerous real estate transactions were initiated, conducted or finalized in 1995, most notably the purchase and continued development of 1120 acres of land in Oasis, Nevada.

     Although it recorded a net loss for the fiscal year, the Company believes that its overall financial condition improved in 1995. Under the direction of prior management, the Company filed a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code, in the United States Bankruptcy Court for the Central District of Illinois on February 22, 1988. The Company exited from bankruptcy on November 7, 1994 pursuant to the Bankruptcy Court's order of this same date. For more information on the bankruptcy proceedings, see "Item 1 - Description of Business."

     The Company implemented or improved several employee benefits, including a 401(k) plan, health insurance, and a profit sharing plan. Although the Company intends on retaining and hopes to improve such benefits, the maintenance of these is premised on the continued fiscal health of the Company, and no such assurances can be given.

     From 1991 to 1993, the Company, through a wholly owned subsidiary Canton Tire Recycling ("CTR"), was involved in the recycling of used tires. Although the operations of CTR ceased during the third quarter of 1993 because the recycling process did not achieve the planned level of productivity and profitability, the Company has not extinguished all liabilities stemming from its ownership of CTR. In 1995, the Company paid approximately $132,000 to remove a portion of the used tires located on the site formerly used by CTR. Currently, the State of Illinois has concluded work believing that all used tires have been removed from the site. The State has informed the Company that it may seek recovery of costs incurred to remove the tires. For more information on the State's involvement in this cleanup, see "Item 3 - Legal Proceedings." The Company expects this issue to be completely resolved by the middle of 1996, although no such assurances can be given. For more information on CTR, see "Item 1 - Description of Business."

     The Cheriton, Virginia property is subject to a consent order in PEMSCO's Chapter 11 Bankruptcy that governs PEMSCO's continued ownership of the property and KMC Foods' secured position in the property. PEMSCO has until April 16, 1996 to pay an agreed amount ($550,000) to KMC in full satisfaction of KMC's secured interest in the property. Such a payment would have a positive material impact on the Company's short-term liquidity, revenue and income. In the event that such payment is not received, KMC has the permission of the Bankruptcy Court to proceed with foreclosure. The Agreement also provides that if PEMSCO retains the property, it will be responsible for cleaning up the existing environmental concerns on the property and indemnifying KMC from any liability for the costs thereof. For more information on the Cheriton property, see "Item 2 - Description of Property" and "Item 3 - Legal Proceedings."

     The Company employs 56 people, including over 30 professionals with expertise in law, accounting, finance and public relations to support the Company's operations. The Company was engaged by several new clients to provide consulting services in 1995 as well as 1994 and will seek further engagements throughout 1996. The following comprise a summary of the types of consulting services the Company performs for its clients: document preparation, capital formation, financial analysis, debt settlement and general corporate problem solving. Acceptable payments and the size of payments the Company charges for its services vary with the volatility of the clients' securities, the amount and nature of work involved, and the expenses related to the services being rendered.

     Consulting fees the Company accepts, in order of frequency, range from the clients' equity, to cash to other assets. When equity is the form of payment, the number of shares to be paid is tied to the price of the clients' equity, when available. The typical value used to determine the number of shares to be paid is 50% of the stock's price divided by the amount of the Company's fee because resale of the equity the Company receives is restricted. The Company accepts equivocal equity with the expectation that its services will assist its appreciation, thus allowing the Company to be paid and make a return on its fees.

     The number of the Company's clients, the nature of services being rendered and the type of compensation received from clients vary greatly. At a given time, the Company may be actively providing consulting services to over 35 clients. Therefore, projecting the revenues that could be produced by the Company's performance of these services is very difficult. The difficulty of such projections are futher enhanced because Company receives a majority of its compensation in the form of equity payments which cannot be readily resold, thereby limiting the Company's cash flow and reducing its liquidity. The Company estimates that it, or its subsidiaries, will be able to obtain at least two additional clients per quarter for a term of no less than one year.

     The Company generates a substantial portion of its cash flows by liquidating the non-cash assets received as fees for consulting services. As most fees are paid in the form of equity, the Company's ability to generate cash flows is somewhat tied to the price of its clients' equity. Therefore, material fluctuations in the price of clients' equity may materially impact the short-term and long-term liquidity of the Company.

     During the fourth quarter of 1995, four of the Company's wholly owned subsidiaries conducted private placement offerings of common stock pursuant to Rule 504 of Regulation D as promulgated by the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended ("Rule 504"). Each subsidiary's business surrounded the ownership, management, lease and sale of real estate. These offerings diluted the Company's ownership in all four entities to 51%. The motivation behind these offerings was to allow each subsidiary to raise funds sufficient for their partial financial independence. The offering were successful from the perspective that all shares offered were sold, although the underlying motive has not been achieved as the Company still, to varying degrees, supports the ongoing operations of the four entities. The Company has also been structuring Rule 504 offerings for its consulting service clients.

     During 1995, the Company continued selling restricted shares of its common stock, par value $0.001 ("Common Stock"), to various investors at prices discounted from prevailing market prices. This practice was utilized to meet certain financial obligations and to fund portions of the Company's expansion and improvements. The Company issued 1,594,741 restricted shares of its Common Stock during 1995 in exchange for cash payments totaling $581,441. The Company also issued 567,051 restricted shares of its Common Stock during 1995 in exchange for services rendered to it by various entities. Although no such assurances can be given, the Company seeks to halt the sale of its stock as a means of meeting revenue shortfalls.

     On August 7, 1995, the Company's board of directors approved a resolution that authorized Option Agreements and resulting stock issuances, to five non U.S. entities. The Option Agreements allow these entities to purchase shares of the Company's common stock pursuant to Regulation S of the Securities Act of 1933, as amended. The quantity of shares included in the respective Options ranged from 250,000 shares to 385,000 shares, with 1,765,000 total shares included in the five Options. The exercise price of each option was set at $0.30 per share and they expired one year from the date of approval and was exercisable in full or in part. Pursuant to these Option Agreements, the following shares have been exercised to the following entities as of September 30, 1995: 100,001 shares issued to Lexington Sales Corporation, a corporation organized under the laws of the Isle of Man, with headquarters on the Isle of Man; 196,668 shares issued to East-West Trading Corporation, a corporation organized under the laws of the British Virgin Islands, with headquarters in Nevis, West Indies; 15,000 shares issued to World Financial Securities, a corporation organized under the laws of the British Virgin Islands, with headquarters in London, England; and, 98,334 shares issued to Karston Electronics Ltd., a corporation organized under the laws of the British Virgin Islands, with headquarters in Tortola, BVI.

     On December 11, 1995, the Company's board of directors approved a resolution that authorized 500,000 shares of the Company's restricted common stock to Howard Bernstein in consideration of his loan to the Company in the amount of $500,000.

     On June 28, 1995, the Company entered into an agreement with Ms. Prenn Chow Sau Har, a Hong Kong resident, whereby Ms. Chow purchased 250,000 shares of the Company's common stock for $140,000 pursuant to an exemption provided by Regulation S as promulgated by the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended. This capital-for-equity infusion provided the Company with the funds needed to satisfy its obligations regarding the clean-up of the Canton Plant. In further consideration for the infusion, the Company guaranteed the value of the investment at an interest rate of 12% per annum for a period of one year from the date of the transaction. Subsequently, on August 4, 1995, the Company was required, by reason of the aforementioned guarantee, to issue 144,634 additional shares to Ms. Chow to cover shortfalls occasioned by a drop in the Company's stock price, the exchange conversion rate, and the prepaid interest. This latter issuance fully discharged the Company's obligations to Ms. Chow.

     A settlement with Ozora Corporation and Mark Hungerford was executed on December 12, 1995. See "Item 3 Legal Proceedings" for more information on this lawsuit. On December 12, 1995, the Company received the first installment of $25,000, with the balance of $235,000 paid to the Company on February 13, 1996.

Real Estate Holdings

     The Company manages its real estate holdings in-house and plans to fill vacancies for the Company's property holdings in Salt Lake City, Utah. The Company, as of December 31, 1995 had approximately 37% of its commercial space vacant, generated approximately $36,000 in gross monthly rents, and operated at a loss of approximately $5,000 per month. The Company has reduced its real estate operating losses by approximately $2,000 per month since December 31, 1994. These real estate operations are continued despite the losses for two reasons. First, the Company hopes to eliminate the losses by increasing the rental income from the property. Second, these operations are pursued primarily for appreciation purposes. Thus, while the Company seeks to minimize and reverse its real estate operating losses, its long term goal is to generate a capital gain upon disposition sufficient to offset any previous losses, although no such assurances can be given.

     The Company's primary reason for acquiring most of its real estate is for potential appreciation. It had been anticipated that the Company's real estate holdings in total would generate approximately $5,000 in profit per month by the end of 1995 with a 10% vacancy rate. These results have not yet been achieved because the Company has been unwilling to accept less than prevailing rates for similar real estate.

     The Company is continually searching for additional properties. The amount the Company is willing to pay for a property is determined by management. The criteria for purchasing properties is broad. Management's determination of value, as well as the terms of financing, are critical factors in the Company's decision to purchase properties. The Company generally searches for properties that it believes are undervalued and can be financed by assuming an existing mortgage along with the issuance of equity securities or a nominal amount of cash as the down payment. This method of financing real estate purchases has been utilized to preserve the Company's cash flows. The Company has been successful in acquiring several properties using this method of financing.

Results of Operations

     Revenues for 1995 were $2,049,068 compared to $2,371,960 during 1994, a decrease of $322,892. This decrease was primarily due to a substantial decrease in consulting revenues during the second quarter of 1995. During the second quarter, management implemented cost saving measures to adjust to the loss in revenue. These cost reducing measures included a temporary decrease in the number of employees and a corresponding decrease in salary and wage costs during the second and third quarters. As revenues again increased, additional employees were hired to maintain the quality and level of work for the Company's clients. The consulting revenues decreased in the second quarter of 1995 when the Company was unable to begin rendering its consulting services for new clients added late in the first quarter because the clients failed to provide the necessary information to the Company in an expedient manner.

     In addition, the company changed the method of marketing its services which resulted in a substantial reduction in selling General and Administrative expenses another cost saving charge implemented by management. General and Administrative expenses in 1995 were $1,469,518 compared with $1,880,503 for 1994, a reduction of $410,985.

     These actions by management resulted in a decrease in the operating loss of $256,795, from a loss of $629,107 in 1994 to a loss of $372,312 in 1995. Profit before discontinued operations and other items improved by $327,516 from a loss of $284,705 in 1994 to a profit of $42,811 in 1995 primarily due to managements policies improving efficiency and reducing costs.

     Four of the Company's subsidiaries issued stock during the fourth quarter of 1995, diluting the company's ownership from 100% to 51%. This resulted in a gain on issuance of $151,966 and minority interest in loss of $63,500.

     During the second quarter of 1995 the Company foreclosed on a property in Illinois that had been previously sold. This resulted in an extraordinary loss of $562,406 charged against income in 1995, again on the sale of $752,467 had been previously reported by the Company during 1994.

Capital resources and liquidity

     The Company continued to suffer from a working capital deficiency. The working capital deficit has increased to $834,294 as of December 31, 1995 from $653,453 as of December 31, 1994. The increase is primarily due to several factors: (1) an increase in deferred income of approximately $50,000 due to the method of accounting for real estate sales on the Nevada property; (2) an increase in real property taxes; and (3) the accrued liability for environmental cleanup. Both items 2 & 3 above are a result of the foreclosure on the Canton, Illinois property.


ITEM 7.       FINANCIAL STATEMENTS

{INSERT FINANCIAL IN CONFORMITY WITH REGULATION S-B, ITEM 310(a)}













                 [THIS SPACE HAS BEEN INTENTIONALLY LEFT BLANK]

ITEM 7.  FINANCIAL STATEMENTS


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS                                  PAGE

Independent Auditors' Report.................................................F-2

Consolidated Balance Sheet December 31, 1995.................................F-3

Consolidated Statements of Operations December 31, 1995 and 1994.............F-5

Consolidated Statements of Shareholder's Equity December 31, 1995 and 1994...F-6

Consolidated Statements of Cash Flows December 31, 1995 and 1994.............F-7

Notes to Consolidated Financial Statements December 31, 1995 and 1994........F-8

Independent Auditors' Report on Other Information...........................F-24

Schedules

V        Property, Plant and Equipment......................................F-25

VI       Accumulated Depreciation of Property, Plant and Equipment..........F-26
                                      F-1

ANDERSEN ANDERSEN & STRONG, L. C.                 941 East 3300 South, Suite 202
Certified Public Accountants and Business Consultants   Salt Lake City, UT 84106
Member SEC Practice Section of the AICPA                Telephone: (801)486-0096
                                                              Fax: (801)486-0098
                                                     E-Mail: K Anderson @msn.com



               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Board of Directors and Shareholders
The Canton Industrial Corporation
Salt Lake City, Utah

We have audited the accompanying consolidated balance sheets of The Canton Industrial Corporation and Subsidiaries as of December 31, 1995 and the related consolidated statements of operations, shareholder's equity, and cash flows for the years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express and opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Canton Industrial Corporation and Subsidiaries as of December 31, 1995, and the consolidated results of their operations, shareholders' equity, and cash flows for the years ended December 31, 1995 and 1994, in conformity with generally accepted accounting principles.


/s/ Anderson, Anderson & Strong
Salt Lake City, Utah
April 14, 1996


                 A member of ACF International with affiliated offices worldwide
                                             F-2


                                         THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
                                                     CONSOLIDATED BALANCE SHEET
                                                          December 31, 1995

ASSETS

CURRENT ASSETS
   Cash ......................................   $   18,605
   Receivable - brokerage account ............        3,337
   Accounts receivable - trade ...............      248,129
   Accounts receivable - related parties .....      200,017
   Note receivable - current (Note 11) .......       12,000
   Inventories - cost ........................       36,371
   Prepaid expenses ..........................       36,677
                                                 ----------
TOTAL CURRENT ASSETS .........................      555,136
PROPERTY AND EQUIPMENT
   Schedules V and VI ........................    4,860,260

OTHER ASSETS
   Investment - securities (Note 10) .........      968,396
   Mortgages receivable (Note 11) ............      353,000
   Notes receivable - net of current (Note 11)      653,027
   Investments - other .......................      244,321
   Deposits ..................................       16,345
   Trade and media credits ...................      223,885
                                                 ----------
TOTAL OTHER ASSETS ...........................    2,458,974
                                                 ----------
TOTAL ASSETS .................................   $7,874,370
                                                 ==========


                                           See notes to consolidated financial statements.
                                                                 F-3


                                         THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
                                               CONSOLIDATED BALANCE SHEET (Continued)
                                                          December 31, 1995

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES
   Notes payable (Note 5) ......................   $     57,493
   Current maturities of long-term debt (Note 5)        149,059
   Accounts payable ............................        328,751
   Accounts payable - related parties ..........         17,413
   Accrued liabilities (Note 13) ...............        160,000
     Interest ..................................         19,330
     Real estate taxes and assessments (Note 7)         317,751
     Payroll and related taxes payable .........        143,200
   Deferred income .............................        197,879

TOTAL CURRENT LIABILITIES ......................      1,390,876
LONG-TERM LIABILITIES
   Long-term debt, less current portion (Note 5)      2,764,757
                                                   ------------
CONTINGENCIES (Note 13) ........................           --

MINORITY INTEREST ..............................        347,923

SHAREHOLDERS' EQUITY
   Preferred stock par value $.001; 20,000,000
    shares authorized; No shares issued ........           --
   Common stock par value $.001; 200,000,000
     shares authorized; 5,886,799 shares issued           5,887
   Additional paid-in capital ..................     11,428,674
   Accumulated deficit .........................     (8,063,747)

TOTAL SHAREHOLDERS' EQUITY .....................      3,370,814

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY .....   $  7,874,370
                                                   ============

                                           See notes to consolidated financial statements.
                                                                 F-4



                                         THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
                                                CONSOLIDATED STATEMENTS OF OPERATIONS
                                                     December 31, 1995 and 1994

                                                                       1995           1994
                                                                   -----------    -----------
REVENUE ........................................................   $ 2,049,968    $ 2,371,960
COST OF REVENUE ................................................       952,762      1,120,564
                                                                   -----------    -----------
GROSS PROFIT ...................................................     1,097,206      1,251,396
SELLING GENERAL AND ADMINISTRATIVE .............................     1,469,518     1,880,503
                                                                   -----------    -----------
OPERATING LOSS .................................................   $  (372,312)   $  (629,107)
                                                                   -----------    -----------

OTHER INCOME AND (EXPENSE):
   Interest income .............................................        86,565        133,842
   Interest expense ............................................      (256,457)      (142,321)
   Other income ................................................       217,420        102,995
   Gain (loss) investment securities ...........................        73,425       (502,581)
   Gain from sale of property - related parties (Note 8, Item 4)          --          752,467
   Gain from issuance of shares by subsidiary ..................       151,966           --
   Gain from disposal of subsidiary ............................        70,544           --
   Gain from sale of assets ....................................        71,660           --
                                                                   -----------    -----------
TOTAL OTHER INCOME .............................................       415,123        344,402
                                                                   -----------    -----------

GAIN (LOSS) BEFORE DISCONTINUED
  OPERATIONS AND OTHER ITEMS ...................................        42,811       (284,705)

DISCONTINUED OPERATIONS:
   Gain from discontinued operations ...........................        23,912        374,081
                                                                   -----------    -----------

GAIN BEFORE INCOME TAXES,
 EXTRAORDINARY ITEMS, AND MINORITY INTEREST ....................        66,723         89,376
 PROVISION FOR INCOME TAXES ....................................          --             --
                                                                   -----------    -----------

GAIN BEFORE EXTRAORDINARY ITEMS ................................        66,723         89,376
AND MINORITY INTEREST:
   Gain from extinguishment of debt ............................        13,454         89,023
   Loss on foreclosure (Note 16) ...............................      (562,406)          --
                                                                   -----------    -----------

NET INCOME (LOSS) BEFORE MINORITY INTEREST .....................      (482,229)       178,399
                                                                   -----------    -----------
   MINORITY INTEREST IN LOSS ...................................        63,500           --
                                                                   -----------    -----------

NET INCOME (LOSS) ..............................................   $  (418,729)   $   178,399
                                                                   ===========    ===========

INCOME (LOSS) PER COMMON SHARE
   Gain (loss) before discontinued operations
     and other items ...........................................   $       .01    $      (.11)
   Gain from discontinued operations ...........................           .01            .14
   Extraordinary items .........................................          (.13)           .03
                                                                   -----------    -----------
   Net income (loss) per weighted average
     common share outstanding ..................................   $      (.11)   $       .06
                                                                   ===========    ===========
   Weighted average number of common
     shares outstanding (Note 2) ...............................     3,825,264      2,621,243
                                                                   ===========    ===========



                                           See notes to consolidated financial statements.
                                                                 F-5

                                         THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
                                           CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
                                               Years Ended December 31, 1995 and 1994

                                                                                             Stock                     Total
                                               Common     Stock      Paid-in                 Subscription Debenture    Shareholders'
                                               Shares     Amount     Capital     Deficit     Receivable   Receivable   Equity
                                            ----------   ----------  --------    ----------- ----------   ----------   -------------
BALANCES AT DECEMBER 31, 1993 ..............  2,588,258  $    2,588  $10,466,154 $(7,736,703)$(750,000)   $ (250,000)  $ 1,732,039
  Common stock activity:
       Issued for debt .....................     17,824          18        5,035       --         --            --           5,053
       Issued for assets ...................     63,670         164      101,936       --         --            --         102,100
       Issued for services - related party .    260,402         260      186,293       --         --            --         186,553
       Issued for services .................    454,844         455      451,520       --         --            --         451,975
       Issued for cash .....................    697,917         698      426,463       --         --            --         427,161
       Adjust prior periods ................    100,000         100         (100)      --         --            --            --
       Cancellations .......................    (92,750)        (93)    (242,677)      --         --            --        (242,770)
       Cancel debentures ...................   (100,000)       (100)       --          --         --         250,000       249,900
       Cancel stock subscriptions .......... (1,257,301)     (1,257)    (975,504)      --      750,000          --        (226,761)
  Subsidiary minority interest .............      --            --      (151,000)      --         --            --        (151,000)
  Deficit of subsidiary acquired ...........      --            --         --        (86,714)     --            --         (86,714)
  Net income for year ......................      --            --         --        178,399      --            --         178,399
                                             ----------  -----------  -----------  -----------  ----------  ----------  ----------
BALANCES AT DECEMBER 31, 1994 ..............  2,832,864  $    2,833  $10,268,12  $(7,645,018)     --            --     $ 2,625,935
                                             ----------  -----------  -----------  -----------  ----------  ----------  ----------
Common Stock activity:
       Issued for debt .....................    241,743         242      82,073        --         --            --          82,315
       Issued for assets ...................    420,000         420     267,330        --         --            --         267,750
       Issued for services - related parties    407,000         407     148,045        --         --            --         148,452
       Issued for services .................    390,451         390      83,260        --         --            --          83,650
       Issued for cash .....................  1,594,741       1,595     579,846        --         --            --         581,441
  Net loss for year ........................     --            --      (418,729)       --         --            --        (481,729)
                                             ----------  -----------  -----------  -----------  ----------  ----------  ----------
  BALANCES AT DECEMBER 31, 1995 ............  5,886,799 $       887 $11,428,674  $(8,063,747)     --            --       3,307,814
                                             ==========  ===========  ===========  ===========  ==========  ==========  ==========


                                          See notes to consolidated financial statements.
                                                                F-6


                                         THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                               Years Ended December 31, 1995 and 1994

                                                                1995         1994
                                                          ------------  ------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income (loss) ...................................   $  (418,729)   $   178,399
  Adjustments to reconcile net income (loss)
  to net cash provided
    Gain from debt settlements ........................       (13,454)       (89,023)
    (Gain) loss from sale of investments ..............       (73,425)       502,581
    (Gain) from sales to related party (Note 9, Item 4)          --         (752,467)
    Permanent decline in investments ..................        94,295           --
    (Gain) from sale of assets ........................       (71,660)          --
    (Gain) from sale of subsidiary ....................       (70,544)          --
    (Gain) from issuance of shares of subsidiary ......      (151,966)          --
    (Gain) from discontinued operations ...............       (23,912)          --
    Loss on foreclosure ...............................       562,406           --
    Book value of assets abandoned ....................          --           79,009
    Minority interest .................................       (63,500)          --
    Depreciation and Amortization .....................       205,937        154,278
    Services paid with common stock ...................       232,102        638,528
    Common stock issued for assets and debt ...........        82,315        107,153
    Decrease (increase) in assets:
      Receivables .....................................      (301,967)        51,520
      Inventories .....................................       (36,371)          --
      Prepaid expenses and other ......................       (63,747)        53,905
      Investments - other .............................       (74,125)      (151,121)
    Increase (decrease) in liabilities:
      Accounts and notes payable ......................        (8,807)      (216,232)
      Accrued liabilities .............................       381,429       (389,314)
      Bank overdrafts .................................          --          (33,802)
      Deferred income .................................        51,615        125,477
                                                          ------------  ------------
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES ......   $   237,892   $    258,891
                                                          ------------  ------------

CASH FLOWS FROM INVESTING ACTIVITIES
    Capital expenditures ..............................      (223,220)      (821,806)
    Proceeds from sales of investments ................       258,901        518,837
    Purchase of non-current security investments ......    (1,018,691)      (276,551)
                                                          ------------  ------------
NET CASH FLOWS (USED) IN INVESTING ACTIVITIES .........   $  (983,010)  $   (579,520)
                                                          ------------  ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Sales of common stock for cash .....................       981,441        427,161
   Increase in long term debt .........................       218,000           --
   Reduction of long term debt ........................      (464,727)       (83,699)

NET CASH PROVIDED BY FINANCING ACTIVITIES .............   $   734,714    $   343,462
                                                          ------------   ------------

INCREASE (DECREASE) IN CASH ...........................   $   (10,404)   $    22,833
CASH AT BEGINNING OF YEAR .............................        29,009          6,176
                                                          ------------   ------------
CASH AT END OF YEAR ...................................   $    18,605    $    29,009
                                                          ============   ============


See Note 3 for supplementary disclosures

                                          See notes to consolidated financial statements.
                                                                 F-7

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1995


NOTE 1:  ORGANIZATION AND OPERATIONS

Organization
The Canton Industrial Corporation (the "Company") was incorporated in the State of Ohio on July 10, 1984 as The Canton Corporation and adopted its present name in May 1985. Effective May 3, 1993, the Company's domicile was changed to Nevada.

Operations
The Company provides financial consulting services and invests in undervalued property. The Company provides services and support functions to its clients including advice relating to regulatory compliance, document preparation, capital formation, financial analysis, promotional campaigns, debt settlement, and general corporate problem solving . Part of the Company's business operations include the acquisition, management, lease and sale of real estate holding.

Reorganization
On February 22, 1988, the Company filed a voluntary petition for reorganization under Chapter 11 of the United States Bankruptcy Code. On November 7, 1994, the bankruptcy was discharged.

Basis of Financial Statement Presentation
The Company's financial statements have been presented on the basis that it is a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Company Plans
The Company was discharged from bankruptcy in 1994 and no longer has to allocate time and resources in this area. Also, a number of unprofitable operations have been discontinued. This will save time and resources which the Company is now devoting to profitable activities.

The Company expects to generate sufficient cash flow to cover operating expenses, to meet its obligations and to generate revenues for expansion as set forth below:

         1.The  Company's   primary  source  of  revenue  is  through  providing
           consulting  services.  The Company is  increasing  its client base by broadening the type and number of clients. The Company currently targets public companies who are interested in the Company's services and private entities seeking to raise capital or became a public corporation. The Company has expanded its range of services to include large individual estates, non-profit and religious organizations. In order to acquire additional clients, the Company has expanded its Acquisition Department, increased its marketing efforts, and is constantly refining the its techniques for locating new clients.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 1:  ORGANIZATION AND OPERATIONS (continued)

Company Plans (continued)

         2.The Company is expanding its real estate holdings to include a wide variety of commercial properties. The Company hopes to increase the revenues generated from these properties by increasing the occupancy of available rentable space and has engaged various companies and individuals to help lease and manage the real estate it owns. Real estate holdings are also available for sale at prices which will provide a reasonable return to the Company. Indications are that the commercial real estate market is continuing to improve and that there is a good demand for commercial rental space.

NOTE 2:     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company's accounting policies reflect current accounting practices and conform to generally accepted accounting principles. The following policies considered to be significant are:

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of The Canton Industrial Corporation and its subsidiaries as summarized in Note 4.

All significant intercompany accounts and transactions have been eliminated in the consolidation.

Accounting Method
The accompanying financial statements have been prepared on the accrual method using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. All assets are listed at historical cost.

Income Taxes
The Company reports income and losses for financial reporting and income tax purposes on the accrual method of accounting in accordance with Financial Accounting Standards ("FAS") No. 109 with the cumulative effects reflected in the year ended December 31, 1993. FAS 109 requires deferred tax balances to be adjusted to reflect the tax rates in effect when those amounts are expected to become payable or refundable.

Property and Equipment
Property and equipment are recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the assets. Depreciation expense for 1995 and 1994 was $202,368 and $154,278, respectively. The cost of assets sold or retired and the related amounts of accumulated depreciation are removed from the accounts in the year of disposal. Any resulting gain or loss is reflected in current operations.

Expenditures for maintenance and repairs are expended as incurred; additions and improvements are capitalized.

Sales of Undeveloped Land
The Company uses the deposit method for reporting sales of certain undeveloped land. Under this method the effective date of sale is deferred until substantial cash is collected. Until that time all cash received is accounted for as a deposit.

                THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 2:     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Securities
Marketable equity securities are stated at market value in accordance with financial accounting standard (FAS 115). Valuation of other security investments is based on acquisition costs. Markdowns are made to reflect significant impairment in values. During 1995, a markdown was recorded of $94,295.

Common Shares and Income (Loss) Per Common Share
All references to common shares are reflected as adjusted for the 1 for 10 reverse stock split approved on August 2, 1994. Income (loss) per common share is computed using the weighted average number of common shares outstanding (3,825,264 shares in 1995 and 2,621,243 shares in 1994).

Income or Loss Per Share
Income or loss per share of common stock is computed based on the weighted average number of common shares outstanding during the periods shown. The Company had common stock equivalents (CSE's) outstanding at December 31, 1995 and 1994 in the form of stock purchase options. The options are held by present and former employees. The inclusion of the outstanding options would not affect the income or loss per share in 1995 or 1994 and therefore such options have not been included in the weighted average number of common shares. If all outstanding options were exercised, the total proceeds would be approximately $464,000. The Company's outstanding common stock purchase options at December 31, 1995 are as summarized as follows:

                          Expiration    Exercise    No. of Shares
            Issue Date     Date         Price       Subject to Options
          -------------   --------     --------     -------------------
            10/21/93      10/30/98       $4.44             98,472
            09/08/93      09/30/98       $4.44              6,000
                                          Total           104,472


Issuance of Common Stock

The Company frequently issues shares of its common stock to acquire assets, retire debt and pay for services. When stock is issued for services, the value of the stock and related services is determined by the Board of Directors. In the case of settling debt, the market value of the stock, the type and age of the debt and any other related factors are considered. In the case of assets acquired, the value is negotiated based on a combination of factors including, but not limited to:

                         The significance of the assets to the Company; The liquidity of the assets; The trading price and volume of the assets (if a security), etc.

Final approval of the basis for issuance of capital stock is made by the Board of Directors.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 3:  SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

The following are supplemental disclosures of cash flow information:

     1.  Cash paid for interest was $256,457  in 1994 and $143,348 in 1994.
         2. Common stock was issued for the following purposes:


   1995

  Shares                                             Amounts
  241,743   Issued for debt ....................   $  82,315
  420,000   Issued for other assets ............     267,750
  407,000   Issued for services - related party      148,452
  390,451   Issued for services ................      83,650
- - ---------                                          ---------
1,459,194                                          $ 582,167
=========                                          =========


   1994

  Shares                                             Amounts
   17,824   Issued for debt ....................   $   5,053
   75,000   Issued for securities ..............       7,500
   88,670   Issued for other assets ............      94,600
  260,402   Issued for services - related party      186,553
  454,844   Issued for services ................     451,975
- - ---------                                          ---------
  896,740                                          $ 745,681
=========                                          =========


During 1995, the Company incurred mortgage debt of $1,200,000 in connection with a land acquisition.

During 1994, the Company assumed mortgages of $827,840 related to various properties.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 4:   SUBSIDIARIES

Canton Financial Services Corporation
Canton Financial Services Corporation, a Utah corporation, ("CFS"), was formed by the Company on June 8, 1994. CFS, a wholly-owned subsidiary of the Company, provides a wide range of consulting services, primarily for public companies.

Canton Personnel, Inc.
Canton Personnel, Inc., a Utah corporation ("CPI), was incorporated by the Company on January 21, 1994 for the purpose of managing the various personnel and payroll operations of the Company and its subsidiaries. CPI, a wholly-owned subsidiary, does not currently have any tangible assets.

Canton Properties I
Canton Properties I, Inc., a Utah corporation ("CPII"), was incorporated by the Company on May 4, 1994 for the purpose of acquiring, owning and managing the property it acquires. On June 21, 1994, CPII, a wholly-owned subsidiary of the Company, purchased a two-thirds undivided interest in the land located at 238 West 400 South, Salt Lake City, Utah. On May 26, 1995, CPII sold its interest in the property and recorded a gain on the sale of assets of $71,660.

Canton Tire Recycling of West Virginia
Canton Tire Recycling of West Virginia, Inc. ("CTRWV"), was incorporated by the Company on February 25, 1993 for the purpose of acquiring, owning and managing the Parkersburg Terminal. CTRWV, a wholly-owned subsidiary of the Company, purchased the Parkersburg Terminal on May 15, 1993.

Canton's Wild Horse Ranch, Inc.
Canton's Wild Horse Ranch, an Arizona corporation ("CWHR"), was incorporated by the Company on November 10, 1993 for the purpose of leasing, acquiring, owning and managing property related to the Wild Horse Ranch. CWHR, a wholly-owned subsidiary of the Company, has ceased operations due to a lack of profitability.

Canton's Wild Horse Ranch, II
Canton's Wild Horse Ranch, II, an Arizona corporation ("CWHRII"), was incorporated by the Company on February 3, 1994, for the purpose of expanding Canton's Wild Horse Ranch. On February 16, 1994 CWHRII, a wholly-owned subsidiary of the Company, acquired ten acres of raw, unimproved land adjacent to the Ranch suitable for expansion of the Ranch.

West Jordan Real Estate Holdings, Inc.
West Jordan Real Estate Holding, Inc. ("WJREH"), a Utah corporation, was incorporated by the Company on June 7, 1994 for the purpose of acquiring, owning and managing a specific property. On August 31, 1995, WJREH, a wholly-owned subsidiary of the Company, entered into a lease with an option to purchase a retail shopping plaza in Salt Lake City, Utah.

Oasis International, Inc.
Oasis International, Inc. ("Oasis"), a Nevada corporation, was incorporated by the Company on November 20, 1995 for the purpose of acquiring, owning and managing a specific property. On December 27, 1995, Oasis, a wholly-owned subsidiary of the Company, purchased land in Elko County, Nevada.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 4:     SUBSIDIARIES (CONTINUED)

Oasis International Hotel & Casino, Inc.
Oasis International Hotel & Casino, Inc. ("OIHC"), a Nevada corporation, was incorporated by the Company on November 20, 1995 for the purpose of acquiring, owning and managing a specific property. On December 27, OIHC, a wholly-owned subsidiary of the Company, purchased land in Elko County, Nevada.

Oasis Property Management Services, Inc.
Oasis Property Management Services, Inc. ("OPMS"), a Nevada corporation, was incorporated by the Company on November 20, 1995 for the purpose of operating the facilities in Elko County, Nevada. On December 27, 1995, OPMS, a wholly-owned subsidiary of the Company, commenced operation of the facilities in Elko County, Nevada.

KMC Foods, Incorporated
KMC Foods, Incorporated, a Virginia corporation ("KMC"), was purchased by the Company in 1993. The Company acquired KMC and the mortgage on the former KMC food plant and warehouse ("KMC Plant") in exchange for the issuance of the Company's restricted common stock. The KMC Plant, located on approximately 65 acres in Cheriton, Virginia, has railroad spur access with the Penn Central Railroad and structures for the manufacture, storage and distribution of food products on property zoned for industrial use. The KMC Plant has been vacant and used by the Company since its acquisition. The Company is seeking buyers or tenants for the building. KMC Foods, Inc. was incorporated on April 12, 1988 under the laws of Virginia.

Canton Industrial Properties Management Corporation of Salt Lake City
Canton Industrial Properties Management, a Utah corporation ("CIPMC"), was incorporated by the Company on October 30, 1994 for the purpose of acquiring, owning and managing property. On October 9, 1993, CIPMC purchased an office building at 202 West 400 South in downtown Salt Lake City. The property is an 18,000 sq. ft. office building with two stories of interior rentable space and above ground level parking. CIPMC was a wholly-owned subsidiary of the Company until the fourth quarter of 1995 when the subsidiary sold additional shares in a private placement offering pursuant to a Regulation D, 504 Offering and diluted the Company's ownership to fifty one percent (51%).

Canton Industrial Corporation of Salt Lake City
Canton Industrial Corporation of Salt Lake City, a Utah corporation ("CICSLC"), was incorporated by the Company on September 29, 1993 for the purpose of acquiring, owning and managing the Plandome Building. On September 30, 1993, CICSLC acquired the Plandome Building located at 69-75 East 400 South, Salt Lake City, Utah. CICSLC was a wholly-owned subsidiary of the Company until the fourth quarter of 1995 when the subsidiary sold additional shares in a private placement offering pursuant to a Regulation D, 504 Offering and diluted the Company's ownership to fifty one percent (51%) .

Canton Commercial Carpet Corporation
Canton Commercial Carpet Corporation, a Utah corporation ("CCCC"), was incorporated by the Company on January 21, 1994 for the purposes of distributing and wholesaling commercial carpet. On May 23, 1994, CCCC entered into a lease with an option to purchase real property located at 268 West 400 South in Salt Lake City, Utah. On February 1, 1995, the Company relocated its corporate headquarters to this Building. CCCC was a wholly-owned subsidiary of the Company until the fourth quarter of 1995 when the subsidiary sold additional shares in a private placement offering pursuant to a Regulation D, 504 Offering and diluted the Company's ownership to fifty one percent (51%) .

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 4:     SUBSIDIARIES (CONTINUED)

TAC, Inc.
TAC, Inc., a Utah corporation ("TAC"), was formed by Logos International, Inc. ("Logos") an affiliate of the Company, on August 27, 1992. TAC was acquired from Logos on December 30, 1994 pursuant to a Settlement Agreement (See Note 9). TAC's operations consisted of asset recovery, pawn and loan, automotive, and indoor storage businesses. These businesses have been discontinued due to lack of profitability. TAC has a lease on a portion of a warehouse facility with an option to purchase the entire facility consisting of approximately 60,000 square ft. located in West Jordan, Utah. TAC was a wholly-owned subsidiary of the Company until the fourth quarter of 1995 when the subsidiary sold additional shares in a private placement offering pursuant to a Regulation D, 504 Offering and diluted the Company's ownership to fifty one percent (51%) .

Wasatch Capital Corporation
Wasatch Capital Corporation, a Utah corporation ("Wasatch") was incorporated on June 10, 1991. The Company acquired a 20% interest in Wasatch on December 30, 1994 in exchange for the Company advancing monies to exercise an option to purchase real estate located at 55-57, 61-65 West 100 South, Salt Lake City, Utah (the "Bennett Building"). Wasatch is consolidated because the Company, through its officers, directors and affiliates, exercises significant control over the decisions and operations of Wasatch. The Company's investment is secured by the Bennett Building and Wasatch is not allowed to dilute the Company's interest in Wasatch or lease, sell, exchange, or encumber the property in any way unless the Company approves

42 Exchange Place - Disposition
42 Exchange Place, Inc., a Utah corporation, was incorporated by the Company on April 21, 1994, for the purpose of acquiring, owning and managing a specific property. On September 28, 1994, 42 Exchange Place, a wholly owned subsidiary of the Company, purchased property located at 42 Exchange Place, Salt Lake City, Utah. On August 4, 1995, the Company sold this corporation and realized a gain of $70,544.

Canton Tire Recycling, Inc. - Disposition
On September 30, 1994, the Company transferred ownership of Canton Tire Recycling Inc., ("CTR"), an Illinois company (formerly, a wholly owned subsidiary of the Company) to Sabina Services, Inc., a Utah corporation. Sabina is owned by a former officer of CTR. The transfer resulted in a gain from disposition of a subsidiary of $329,182. Although Sabina assumed most of the liabilities, the Company could still be liable for some payroll taxes. Therefore, $51,186 is still included in accrued payroll taxes of the Company.






                 [THIS SPACE HAS BEEN INTENTIONALLY LEFT BLANK]


               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 5:     LONG-TERM DEBT

Long-term debt consists of the following at December 31, 1995:
                                                                           1995
                                                                     -----------
Mortgage payable, BP&G (10%), monthly payments
 of $7,929, due 11/99 .............................................   $  563,195
Mortgage payable, Rich Bennion, (9%) monthly
 payments of $4,780, due 10/99 ....................................      565,571
Mortgage payable, Rick Lucas Keogh (9%)
 monthly payments of $1,575, due 11/03 ............................      167,825
Mortgage payable, Mark Cummings (9%)
 monthly payments of $1,350, due 11/03 ............................      140,000
Mortgage payable, Title Security Agency (8%),
 monthly payments of $825, due 2/99 ...............................       59,224
Note payable,  Paul R. Rubey (5%), due 10/98 ......................      100,000
Note payable, Squires Construction (9.75%),
 monthly payments of $5,598, due 2/95 .............................       10,244
Mortgage payable, Solar Logos Foundation, (7%), quarterly
  payments of interest only until 1/99, due 7/04 ..................      900,000
Mortgage payable, Howard Bernstein, (18%), monthly payments
  of interest only, due 12/97 .....................................      300,000
Note payable to The Capital Company, (18%), monthly payments of interest only until 2/96, $5,000 monthly thereafter,  due 4/97
60,500 Note payable to The Capital Company, (18%), monthly payments
  of interest only until 4/96, $5,000 monthly thereafter,  due 3/97.      57,500
Note  payable(18%), interest only payments,
  due 9/96 ........................................................       47,250

Total .............................................................    2,971,309

Current portion ...................................................      206,552
                                                                      ----------
Long-term portion .................................................   $2,764,757
                                                                      ==========

Scheduled principal reductions are as follows:



                              December 31, 1997                  206,552
                              December 31, 1998                  395,880
                              December 31, 1999                  172,880
                              December 31, 1999                1,088,932
                              Thereafter                       1,107,137
                                                         ---------------

                                                         $     2,971,309

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 6:         FEDERAL INCOME TAXES

At December 31, 1995, the Company had net operating loss carryovers of approximately $3,714,000. The net operating loss carryovers expires as follows:

                                   Expiration
         Loss Year                    Date                Amount
        -------------             -------------         -----------
         12/31/91                  12/31/2006           $ 1,248,000
         12/31/92                  12/31/2007               229,000
         12/31/93                  12/31/2008             1,616,000
         12/31/94                  12/31/2009                71,000
         12/31/95                  12/31/2010               550,000
                                                       ------------
                                                       $  3,714,000
                                                       ============

At December 31, 1995, the Company has a capital loss carryover of approximately $1,509,000 which expires December 31, 1998.

No benefit resulting from loss carry forwards has been reported in the financial statements because the Company believes there is at least a fifty percent (50%) chance that the carry forwards will expire unused. Accordingly, the tax benefit of the loss carry forward has been offset by a valuation allowance of the same amount. The expected tax benefit resulting from applying federal statutory tax rate to the pretax loss differs from amounts reported in the financial statements because of the increase in valuation allowance. Certain provisions of the tax law may limit the net operating loss and capital loss carryovers in the event of a significant change in ownership of the Company.

NOTE 7: REAL ESTATE TAXES PAYABLE

The Company owes real estate taxes and assessments of approximately $317,751 (including penalties and interest) as of December 31, 1995.

Unpaid property taxes consist of the following:

    Canton Plant - Canton, Illinois                       $             227,309
    202 West 400 South Property - Salt Lake City, Utah                    5,737
    Pima County Property - Tuscon, Arizona                                3,554
    Plandome Building - Salt Lake City, Utah                             71,450
    268 West 400 South Property - Salt Lake City, Utah                    6,843
    Wallace / Bennett Building - Salt Lake City, Utah                     1,399
    Parkersburg Terminal - Parkersburg, West Virginia                     1,459
                                                          ---------------------

                                                          $             317,751
                                                          =====================

NOTE 8:  DEBENTURES RECEIVABLE

During the quarter ended September 30, 1993, the Company sold debentures with a cost of $2,000,000 for 4,000,000 shares of Logos stock and a note receivable from Logos in the amount of $1,000,000. This transaction resulted in a loss of $937,500.

The remaining debentures receivable were canceled during 1994.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995



NOTE 9:         RELATED PARTY TRANSACTIONS

1.   A-Z Professional Consultants, Inc.
     During the year ended December 31, 1994, A-Z Professional Consultants, Inc. ("A-Z"), a beneficial owner of more than 5% of the Company's common stock, advanced approximately $479,000 for operating expenses of the Company. The company repaid approximately $410,000 to A-Z for such advances.

     On January 24, 1994, the Company entered into a Debt Conversion Agreement with A-Z. The Debt Conversion Agreement settled a loan under which $517,950 was originally loaned to the Company by Abbot Products, Inc. ("Abbot"), a former affiliate of the Company. A-Z purchased the loan from Abbot and agreed to accept 59,003 shares of the Company's restricted common stock in exchange for cancellation of the remaining balance of the loan, equal to $182,909. The Company's stock given to A-Z under the agreement was calculated at 25% of the market bid price on the date of the agreement.

     Since 1992, A-Z has had agreements with the Company to provide consulting services, office space, supplies and equipment.

     Upon expiration of the prior Amended Management & Consulting Contract, the Company entered into a new one year Consulting Agreement, dated June 1, 1994 but effective May 7, 1994. Under the Consulting Agreement, the Company must pay A-Z $8,000 or 20,000 shares of the Company's restricted common stock each month. Instead of paying cash or issuing stock for services rendered through August 6, 1994, the Company and A-Z agreed that the Company would assign its interest in a note made by TAC and transfer carpet credits to A-Z. The Company's interest in the note and the credits were valued at $15,424 and $8,810 respectively. On September 30, 1994, A-Z and the Company terminated the Consulting Agreement. The Company agreed to pay A-Z for consulting fees earned and expenses incurred through the termination date and issued 80,000 shares of the Company's common stock in full settlement. On August 30, 1995 the Company and A-Z entered into a one year Consulting Agreement whereby the Company agreed to again retain A-Z as one of its primary consultants.

            On December 22, 1995, the Company entered into a Stock Option Agreement with A-Z. Pursuant to the agreement, the Company granted options giving the right to purchase a quantity of shares of the Company's common stock equivalent to 26% of the issued and outstanding shares on the exercise date, with an established exercise price of $0.59 per share.

2.   Logos International, Inc.
     1994
     On September 22, 1994, Logos International, Inc. ("Logos") entered into a Debt Settlement Agreement with the Company. Logos was indebted to the Company $186,382 for cash advances and services rendered to Logos. The Company accepted assets of equal value in settlement. Those assets included paintings and stock.

     On September 26, 1994, Canton Financial Services Corporation ("CFS") assumed $100,000 of debt in the form of two promissory notes owed by Logos to two individuals. In exchange for the assumption of such debt, CFS accepted stock owned by Logos in four entities.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 9: RELATED PARTY TRANSACTIONS (continued)


3.   Richard Surber
     On September 30, 1994, the Company retained Investment Sanctuary Corporation, a Utah corporation ("ISC") owned 100% by Richard Surber ("Mr. Surber"), to provide consulting services. The agreement calls for the Company to pay ISC $20,000 per month effective January 1, 1995, either in cash or shares of the Company's restricted common stock valued at one-half of the average between the low bid and ask price to be paid on quarterly basis. On May 4, 1995 the Company issued 167,000 shares of its common stock under the Company's 1994 Stock Option Plan as payment under the agreement.

     Mr. Surber entered into several Consulting Agreements to provide various consulting services to clients, with the assistance of the Company's consultants and certain employees. Payments were made in shares of the clients' stock, which were later sold providing income to the Company in the amount of $134,500.

     Mr. Surber entered into a Consulting Agreement with Belmac Corporation on September 1, 1994 to provide consulting services, with the assistance of the Company's consultants and certain employees. Belmac canceled the agreement after payment for initial services was made in 218,182 shares of Belmac's common stock. The shares were liquidated prior to December 31, 1994.

            On December 22, 1995, the Company entered into a Stock Option Agreement with ISC. Pursuant to the agreement, the Company granted options giving the right to purchase a quantity of shares of the Company's common stock equivalent to 25% of the issued and outstanding shares on the exercise date, with an established exercise price of $0.59 per share.

     On June 16, 1994, CFS entered into a Consulting Agreement with Applied Technology, Inc. ("APTC"). At that time, Mr. Surber was the President and a Director of APTC. Certain disputes later arose among the Company, CFS, Richard Surber and APTC and certain other parties related to APTC. On December 16, 1994, the Company, CFS, Richard Surber and APTC and certain other parties entered into a Settlement Agreement. The Settlement Agreement canceled the Consulting Agreement, thereby reducing the amount of proceeds CFS would have received. CFS received fees earned through November, 1994 totaling approximately $317,000 in cash. Richard Surber received 266,667 shares of APTC's shares of restricted stock as part of the settlement and resigned from all positions with APTC. The Settlement Agreement was a mutual release from all claims that arose prior to the date of the Settlement Agreement.

4.   Thistle Properties, Inc. - Foreclosure on Canton Property
     On August 23, 1994, but effective June 20, 1994, the company entered into a Real Estate Sales Agreement ("RESA") with Thistle Properties, Inc. ("Thistle"). On the effective date of both the RESA and an amended RESA, Richard Surber was an executive officer of Thistle's parent company, ATC II, Inc., although at the time the agreements were actually executed, Mr. Surber was not an officer or director of ATC II, Inc. and did not have any authority to approve or disapprove any transactions being contemplated by ATC II, Inc. or any of its subsidiaries.

            On May 4, 1995 the Company served Thistle with a Notice of Default of the Real Estate Lien Note entered into pursuant to the amended RESA. The Company subsequently executed a Mutual Release with ATC II and Thistle effective May 12, 1995. The net effect of the Mutual Release is that Thistle, which holds title to the Canton Plant, is now a wholly-owned subsidiary of the Company. This resulted in a loss of $562,406, a gain on the sale of $752,467 had been previously recorded by the Company during the third quarter of 1994.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 10:    INVESTMENT SECURITIES


                         Company                     Shares         Amount
                         ----------------            ----------     ------------
                         NobelTek Products, Inc.     2,500,000            1,000
                         ATC II                      2,364,223           26,000
                         Air Vegas                     325,214           32,521
                         Alaska Glacier                    190            1,000
                         Applied Technology             40,500           49,800
                         Banyan Mgmt                     2,000              347
                         Banyan Mgmt                     2,000              108
                         Basic Natural Resources       600,000            1,000
                         BRIA Communications         1,614,721          188,519
                         Global                         86,900            1,000
                         Hull                        1,000,000            1,000
                         Juniper                        23,000            1,610
                         Logos (nka OMAP)              149,821           21,656
                         Novamed                        95,295            1,000
                         Oasis Hotel & Casino-I        914,050           85,950
                         Oasis Hotel & Casino-II       914,050           85,950
                         Porton                        180,000            9,000
                         Sterling AKG                      200            1,000
                         Tianrong                    1,007,159          454,245
                         Topguard                      150,000            1,000
                         United Entertainment           40,500            1,000
                         Vu Data                         4,000            3,690
                                                                     -----------
                                                                      $ 968,396
                                                                     ===========


Marketable equity securities are stated at market value in accordance with financial accounting standard (FAS 115). Valuation of other security investments is based on acquisition costs. Markdowns are made to reflect significant impairment in values. During 1995, a markdown was recorded of $94,295.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 11:     MORTGAGES AND NOTES RECEIVABLE

PEMSCO
Through the Company's acquisition of KMC Foods, Inc. on June 4, 1993, the Company acquired a mortgage, payable on demand, in the amount of $353,000 (including accrued interest) and an unsecured note, payable on demand, in the amount of $122,000 from Potomac Engineering and Management Systems Company, Inc. ("PEMSCO") related to real property in Cheriton, Virginia. In March, 1995, demand was made for payment of the notes. The Company has not taken title to this property. Property taxes of $3,707 are unpaid by PEMSCO.

Ozora Corporation
On August 16, 1993,  the Company  received a promissory  note (due  November 17,
1993) in the amount of $100,000 from Ozora Corporation, secured by 135,448 shares of Transcisco Industries stock. During 1994, Ozora sold a portion of the stock and the proceeds were applied to interest due. A suit has been filed to recover the $100,000 due under the promissory note or the balance of 99,800 shares of Transcisco Industries stock.

Delmar Janovec
On September 30, 1994, the Company  received a non-recourse  secured  promissory note in the amount of $1,248,046 from Delmar Janovec, secured by shares of KLH Engineering Group, Inc. stock owned personally by Delmar Janovec. Due to the non-recourse nature of the note, it was valued on the books at $512,077, the value of the shares securing the note (25% of the market price of the stock on September 30, 1994). A portion of the note has been assigned to pay off existing debt in the amount of $41,250 leaving a balance on the note receivable of $483,027.

The above receivables are included in the financial statements as follows:


            Mortgages receivable:
                PEMSCO                   $ 353,000

                                         $ 353,000

            Notes receivable:
                PEMSCO                   $ 122,000
                Associated Technologies     60,000
                Delmar Janovec             483,027
                                      --------------
                                         $ 665,027

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 12:    MORTGAGES AND NOTES RECEIVABLE

A stock subscription in the amount of $375,000 for 9,836,238 shares was canceled pursuant to a Settlement Agreement between Metallurgical Industries and the Company on December 16, 1994.

A stock subscription in the amount of $375,000 for 750,000 shares was also canceled pursuant to a new agreement with Topguard (U.K.) dated June 16, 1994. The original Acquisition Agreement was canceled due to the Company's new philosophy of not acquiring operating companies.

NOTE 13:    CONTINGENT LIABILITIES

1.   Canton Property - environmental cleanup
     A legal action was filed in September, 1993 against the Company seeking the cleanup of tires and toxic paint drums at the plant in Illinois. This action seeks the cleanup of tires and toxic paint drums at the Canton, Illinois Plant. (A previous lawsuit brought against the Company by Coleman Chemical, Inc. was for the cost of removing the toxic drums located at the Plant.) An Interim Order for the cleanup of the property was entered and approved by the court on March 8, 1994. Pursuant to the Interim Order, the sum of $140,000 was to have been deposited in an escrow account by May 15, 1994 to provide a fund to cleanup the tires. The cleanup fund was to be established in the State of Illinois and the funds are subject to Court approval prior to being withdrawn. Cleanup must be completed no later than December 31, 1995. If the Interim Order is not complied with, the Court may impose penalties up to $50,000 for the occurrence plus $10,000 per day from the date of the violation. The Company has not deposited the required funds, but has been removing tires on an on-going basis (at a rate of approximately 7,000 tires a week) in conjunction with Thistle Properties, Inc. ("Thistle"), a purchaser of the property. Upon the sale of the Plant to Thistle, it assumed all liability relating to the cleanup and will bear all costs. The Company will remain liable for all environmental problems in the event Thistle is unable to resolve them.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 13:    CONTINGENT LIABILITIES (continued)

2.          Parkersburg Terminal - environmental investigation
     The Parkersburg Terminal is subject to an investigation by the West Virginia Division of Environmental Protection and has received a Notice of Violation regarding storage tanks and certain alleged stains and hydrocarbon contamination at the site. The Notice of Violation requires that certain tests be performed. The Company has retained an environmental engineering firm regarding the scope of testing required. Currently it is estimated that the testing will cost about $8,000. The cost of further remedial action will depend on the outcome of the tests. The potential liability will remain uncertain until the testing is completed.

3.   Xeta Corporation
     Xeta is seeking recovery of funds alleged to have been improperly transferred to the Company by ATC II, Inc. ("ATC") The amount sought by Xeta is $116,000, an amount equal to that transferred by ATC to the Company for consulting services and other expenses incurred for the benefit of ATC. The Company believes that it provided bona fide services to ATC and intends to contest the case vigorously.

4.   Cheriton Virginia Property - Environmental Problem
     KMC Foods, Inc. holds a promissory note secured by real property in the city of Cheriton, Virginia. The Virginia State Water Control Board has notified KMC that there was a leaking underground storage tank on the property and that there may be other related contamination problems. A full evaluation of the extent of the problem and the related costs of cleanup has not been produced by the current title holder to the property. A written demand for payment of the note secured by the property has been served upon the title holder. Discussions are continuing with regard to settlement of the note and the issues raised by the state of Virginia.

5.   NICA vs. The Canton Industrial Corporation
     A suit was filed against the Company in California on December 30, 1994. NICA is seeking to recover damages of approximately $20,000 related to a contract with another party. The Company had denied all liability and will vigorously defend itself against the claims asserted in the lawsuit. Management believes such suit to be groundless.

NOTE 14:    LEASE COMMITMENTS

The Company is obligated under three operating leases of approximately $15,460 per month on three buildings it rents. One lease is for ten years expiring May, 2004, the second is for 42 months, expiring July, 1996, and the third is for 3 years expiring August, 1998. During 1995, $140,540 was paid for rent which is included in the statements of operations under the caption General and Administrative expenses.

            Scheduled rent payments are as follows:

                               December 31, 1996            $      154,343
                               December 31, 1997                   123,143
                               December 31, 1998                   100,492
                               December 31, 1999                    55,192
                               December 31, 2000                    55,192

                                  Thereafter                       183,960

                                                            $      672,322

The Company has treated the leases as operating leases. The Company does have an option to purchase all three buildings.

               THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1995


NOTE 15:    EMPLOYEE STOCK OPTION PLAN

During 1995, the Company established a new stock option plan for its employees and consultants. Under the plan, up to 1,000,000 shares can be issued. In 1995, no shares were issued under the plan and no options were granted.

During 1994, the Company established a new stock option plan for its employees and consultants. Under the plan, up to 500,000 shares can be issued. In 1994, 203,584 shares were issued under the plan. In 1995, the Company issued the balance of the shares under the plan.

NOTE 16:    LOSS ON FORECLOSURE

On August 23, 1994, but effective June 20, 1994, the company entered into a Real Estate Sales Agreement ("RESA") with Thistle Properties, Inc. ("Thistle"). On the effective date of both the RESA and an amended RESA, Richard Surber was an executive officer of Thistle's parent company, ATC II, Inc., although at the time the agreements were actually executed, Mr. Surber was not an officer or director of ATC II, Inc. and did not have any authority to approve or disapprove any transactions being contemplated by ATC II, Inc. or any of its subsidiaries.

On May 4, 1995 the Company served Thistle with a Notice of Default of the Real Estate Lien Note entered into pursuant to the amended RESA. The Company subsequently executed a Mutual Release with ATC II and Thistle effective May 12, 1995. The net effect of the Mutual Release is that Thistle, which holds title to the Canton Plant, is now a wholly-owned subsidiary of the Company. This resulted in a loss of $562,406, a gain on the sale of $752,467 had been previously recorded by the Company during the third quarter of 1994.

ANDERSEN ANDERSEN & STRONG, L. C.                 941 East 3300 South, Suite 202
Certified Public Accountants and Business Consultants   Salt Lake City, UT 84106
Member SEC Practice Section of the AICPA                Telephone: (801)486-0096
                                                              Fax: (801)486-0098
                                                     E-Mail: K Anderson @msn.com


Board of Directors and Shareholders
The Canton Industrial Corporation
Salt Lake City, Utah

Our examinations of the basic financial statements presented in the preceding section of this report were made primarily to from an opinion on such financial statements taken as a whole. The additional information, contained in the following pages, is not considered essential for the fair presentation of the financial position of The Canton Industrial Corporation and Subsidiaries, the results of their operations or cash flows in conformity with generally accepted accounting principles. The following information consisting of Schedule V and
Schedule VI is included to comply with reporting requirements of the Securities and Exchange Commission. Such data was subjected to the audit procedures applied in the examination of the basis financial statements and, in our opinion, are fairly stated in all material respects in relation to the basic financial statements taken as a whole.



/s/ Andersen Andersen & Strong
Salt Lake City, Utah
April 14, 1996



                                         THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES

                                             SCHEDULE V - PROPERTY, PLANT AND EQUIPMENT


                                                           Balance at                            Balance
                                                           Beginning   Additions                 at end
                                                           of Period   at Cost      Retirement   of Period
                                                           ----------  -----------  -----------  -----------
Year ended December 31, 1994:
            Land .......................................   $  117,500   $  542,590   $   42,900   $  617,190
            Leasehold improvements .....................        - 0 -       26,698        - 0 -       26,698
            Building and Structures ....................    2,034,385      588,541      389,525    2,233,401
            Machinery and Equipment ....................      629,439        - 0 -      129,439      500,000
            Furniture and Fixtures .....................        3,783       90,175          172       93,786
            Trucks and Trailers ........................       13,975        - 0 -       13,975        - 0 -
                                                           ----------   ----------   ----------   ----------

                                                           $2,799,082   $1,248,004   $  576,011   $3,471,075
                                                           ==========   ==========   ==========   ==========
Year ended December 31, 1995:
            Land .......................................   $  617,190   $1,734,150   $  104,840   $2,246,500
            Leasehold improvements .....................       26,698        - 0 -        - 0 -       26,698
            Building and Structures ....................    2,233,401      399,078      114,155    2,518,324
            Machinery and Equipment ....................      500,000       98,374        - 0 -      598,374
            Furniture and Fixtures .....................       93,786       26,728        2,401      118,113
                                                           ----------   ----------   ----------   ----------

                                                           $3,471,075   $2,258,330   $  221,396   $5,508,009
                                                           ==========   ==========   ==========   ==========




                                         THE CANTON INDUSTRIAL CORPORATION AND SUBSIDIARIES

                                              SCHEDULE VI - ACCUMULATED DEPRECIATION OF
                                                                        PROPERTY, PLANT AND EQUIPMENT


                                                           Balance at                               Balance
                                                           Beginning      Additions                 at end
                                                           of Period      at Cost     Retirement    of Period
                                                           ----------     ---------   -----------   -----------
Year ended December 31, 1994:
            Land .......................................  $  - 0 -       $ - 0 -      $ - 0 -        $ - 0 -
            Leasehold Improvements .....................     - 0 -           3,949      - 0 -            3,949
            Building and Structures ....................     208,065        85,470       142,592       150,943
            Machinery and Equipment ....................      67,355        57,498        11,103       113,750
            Furniture and Fixtures .....................         121         9,626            92         9,655
            Trucks and Trailers ........................     - 0 -        - 0 -         - 0 -          - 0 -
                                                          ----------     ----------   -----------   -----------
                                                          $  275,541     $ 156,543    $  153,787    $  278,297
                                                          ==========     ==========   ===========   ===========

Year ended December 31, 1995:
            Land .......................................  $ - 0 -        $ - 0 -      $ - 0 -       $ - 0 -
            Leasehold Improvements .....................      3,949   (1)    4,428      - 0 -           8,377
            Building and Structures ....................    150,943   (2)  262,827         906        412,864
            Machinery and Equipment ....................    113,750   (3)   88,580      - 0 -         202,330
            Furniture and Fixtures .....................      9,655         14,895         372         24,178
                                                          ----------    -----------   -----------   -----------
                                                          $ 278,297      $ 370,730   $   1,278      $ 647,749
                                                          ==========    ===========   ===========   ===========


            Includes amounts acquired from subsidiary:
                                                               (1)     $154,943
                                                               (2)       13,339
                                                               (3)           80
                                                                            ---
                                                                       $168,362

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

     On  December  30,  1995  the  Company   received  the  resignation  of  its
independent auditor Smith & Company.

     Neither of Smith & Company's reports on the financial statements for the past two years contained an adverse opinion nor disclaimer of opinion, nor were they modified as to uncertainty, audit scope or accounting principles. However, the financial statements included in the Company's annual report on Form 10-KSB for the year ended December 31, 1993, prepared by Smith & Company, included a single sentence expressing Smith & Company's doubt as to the Company's ability to continue as a going concern.

     There were no disagreements between Smith & Company and the Company on any matter of accounting principles, financial statement disclosure or auditing scope or procedure during the two most recent fiscal years and subsequent period.

     On January 2, 1996,  the  Company's  board of directors  engaged  Andersen,
Andersen & Strong, L.C. to serve as the Company's new independent auditors. Andersen, Andersen & Strong are located at:

              Andersen, Andersen & Strong, L.C.
              Certified Public Accountants and Business Consultants 941 East 3300 South, Suite 202
              Salt Lake City, Utah  84106

     There were no consultations with the newly engaged accountant during the last two fiscal years or subsequent interim period regarding any of the information in Item 304(a)(2)(I) or 304(a)(2)(ii).

                                    PART III

ITEM 9. DIRECTORS, EXECUTIVE OFFICERS, PROMOTERS AND CONTROL PERSONS; COMPLIANCE WITH SECTION 16(a) OF THE EXCHANGE ACT



                                          Directors, Executive Officers and Control Persons

             Name                         Age     Position(s) and Office(s)
             ---------------------------- ------- -------------------------------------------------------
             Richard D. Surber            23      Director and Chief Executive Officer
             Philip Lamb                  37      Director
             Lorin Pace                   70      Director
             Steven A. Christensen        45      President
             Kevin S. Woltjen             26      Vice President
             Susan S. Waldrop             26      Chief Financial Officer and Secretary/Treasurer
             Allen Wolfson                50      Control Person


     Richard D. Surber was appointed to the Board of Directors of the Company in June 1992 and was appointed as its Chief Executive Officer in March 1994. He also served as the Company's President from March 1994 to August 1995 and was its Secretary from June 1992 to March 1994. Since 1991, Mr. Surber has been a professional consultant for various public and private companies. Mr. Surber is a graduate of the University of Utah with B.S. in Finance and is currently attending the University of Utah, College of Law. Mr. Surber is also the President and sole director of A-Z Professional Consultants, Inc. ("A-Z"), and the nephew of Allen Z. Wolfson. Mr. Surber is a director of several private corporations. Mr. Surber was a director of Eurotronics Holdings Incorporated, a Utah corporation f/k/a Hamilton Exploration Co., Inc., from June 1995 until December 1995, and was a director of OMAP Holdings Incorporated, a Utah corporation f/k/a Logos International, Inc., from March 1992 through December 1995. For more information on Mr. Surber, see "Item 12 - Certain Relationships and Related Transactions."

     Philip Lamb was appointed to the Board of Directors in January 1995 to fill a vacancy left by the resignation of Donald Hodges. Prior to that time he was an employee of the Company from October 1994 to January 1995, working to obtain financing for new purchases and other funding needed by clients of the Company. Currently, and since January 1995, Mr. Lamb has been employed with Green-Tree Financial Services as the market representative for Utah. From 1993 to 1994, Mr. Lamb worked as a Loan Officer for Pacific Rim Financial Services. Prior to joining Pacific Rim, Mr. Lamb had been a Branch Area Manager for Zions First National Bank in Salt Lake City, Utah. His duties included managing a successful group of branches for the bank, supervising all lending operations at his branch and managing day to day operations of the bank. Mr. Lamb is also the owner of Mountain West Management, a rental property management firm in Orem, Utah.

     Lorin Pace was appointed to the Board of Directors in April 1995 to fill a vacancy created by the departure of Ruairidh Campbell. Mr. Pace served as a representative of the Utah House of Representatives from 1964-1986; Speaker of the House from 1969-1970; House Minority Leader, 1971-1972; a member of the Utah State Senate from 1986-1990; and was a practicing attorney from 1953-1993. Since 1993, Mr. Pace has worked as an independent consultant. Mr. Pace received his B.S. in Mathematics and B.A. in Spanish from the University of Utah and Brigham Young University, respectively, and his law degree from the University of Utah College of Law.

     Steven A. Christensen was appointed as the president of the Company in August 1995. Mr. Christensen has been employed by the Company as a consultant and as in-house legal counsel since December 1994. Mr. Christensen has been an attorney since 1979, and is licensed to practice law in the following states:
Colorado, Wyoming and Utah. As managing shareholder of Holm & Christensen, P.C., Mr. Christensen obtained experience in civil litigation, business law, living trusts, estates, corporations and adoption litigation. Mr. Christensen also has experience in offshore trusts and asset protection law. In addition, Mr. Christensen served as general counsel to the Denver Museum of Natural History and currently is an officer and director of numerous private corporations. Mr. Christensen received his B.A. from Brigham Young University and a Juris Doctor from the University of Denver, College of Law.

     Kevin S. Woltjen was appointed Vice President of the Company in August 1995 by the Board of Directors and has been employed as a consultant and as in-house legal counsel by the Company since November 1994. Mr. Woltjen has been an attorney licensed to practice law in the State of Illinois since 1994. Between 1991 and 1994, Mr. Woltjen studied for and received degrees of Juris Doctor and Masters of Business Administration, With Distinction, from DePaul University in Chicago, Illinois. Mr. Woltjen received a B.A. in History from Southern Methodist University in Dallas, Texas.

     Susan S. Waldrop was appointed Chief Financial Officer and Secretary/Treasurer of the Company in October 1995 by the Board of Directors and has been employed by the Company as an accountant since June 1994. Between 1987 and 1990, Ms. Waldrop worked as an accountant and office manager for a title insurance company and a building materials supplier, while studying for a B.S. in Accounting. Between 1990 and 1994, Ms. Waldrop studied for and received degrees of B.S. in Accounting and Masters of Professional Accountancy from Weber State University in Ogden, Utah.

     Allen Wolfson has never been named as an officer or director of the Company. He does, however, have significant influence and "control" (as defined in Rule 12b-2 of the Securities Exchange Act of 1934) over the affairs of the Company and is sole owner of A-Z Professional Consultants, Inc., formerly one of the Company's largest shareholders. Mr. Wolfson is the uncle of Richard Surber.

     Mr. Wolfson obtained a B.S. in Marketing from the University of Southern Florida in 1968 and in 1970 he graduated with an M.A. in Distributive Vocational Education. Mr. Wolfson has worked 59 credit hours towards an MBA from Troy State University in Montgomery, Alabama. He has also been a licensed general contractor and a real estate agent and developer. Mr. Wolfson has consulted for A-Z Professional Consultants, Inc. since April 11, 1990. Mr. Wolfson has been a professional consultant for various public and private companies for 20 years.

     In 1986, Mr. Wolfson was convicted of violating 18 U.S.C. ss.371; 18 U.S.C. ss.ss.1001 and 1002; and 18 U.S.C. ss.ss.1014 and 1002 in the U.S. District Court for the Middle District of Florida, Tampa Division (the "Florida Court"). Mr. Wolfson was on probation for these offenses until May 1995. In February 1995, a complaint was filed with the Florida Court alleging that Mr. Wolfson had violated the terms of the probation. The Florida Court changed the jurisdiction of the matter to the U.S. District Court for the District of Utah, Central Division (the "Utah Court"). The Utah Court heard the matter in August 1995 and on October 20, 1995, Senior U.S. District Court Judge Bruce S. Jenkins ruled that a violation of the original terms of the probation had occurred. This finding effectively revoked Mr. Wolfson's probation. On January 25, 1996, a sentencing hearing was held before the Utah Court. At this hearing the Utah Court imposed a three year sentence, suspended pursuant to additional terms of probation. As orally indicated, Mr. Wolfson's probation now expires on January 25, 1999. As of March 31, 1996, no written order had been entered by the Utah Court encompassing the specific terms of Mr. Wolfson's probation. For more information on Mr. Wolfson, see "Item 12 - Certain Relationships and Related Transactions."

Compliance with Section 16(a) of the Exchange Act

     Based solely upon a review of Forms 3, 4 and 5 furnished to the Company, the Company is not aware of any person who, at any time during the fiscal year ended December 31, 1995, was a director, officer, or beneficial owner of more than ten percent of the Common Stock of the Company, and who failed to file on a timely basis reports required by Section 16(a) of the Securities Exchange Act of 1934 during such fiscal year.

ITEM  10.         EXECUTIVE COMPENSATION

Executive Compensation

     No compensation in excess of $100,000 was awarded to, earned by, or paid to any executive officer of the Company during 1995.

     The following two tables and the accompanying notes provide summary information for each of the last three fiscal years concerning cash and non-cash compensation paid or accrued by the Company to Ramon Smullin, the Company's President and Chief Executive Officer from June 1992 until his resignation in August, 1993; Alan D. Hansen, the Company's Chief Executive Officer from the 1993 Annual Meeting through the end of 1993; and Richard Surber, the Company's Chief Executive Officer from March 1994 to present.









                 [THIS SPACE HAS BEEN INTENTIONALLY LEFT BLANK]


                           SUMMARY COMPENSATION TABLE
                                     Annual Compensation                      Long Term Compensation
                                                                         Awards                    Payouts
                                                                Restricted   Securities
Name and Principal                               Other Annual      Stock     Underlying   LTIP         All Other
Position                Year   Salary   Bonus    Compensation    Award(s)      Options    Payouts    Compensation
                                 ($)     ($)         ($)            ($)        SARs(#)      ($)           ($)
Alan D. Hansen          1995         -       -               -            -                      -                -
  Former CEO &          1994                 -               -       54,000       15,000         -                -
  V.P.                  1993    22,615       -          22,165       12,500       18,500         -                -
Ramon Smullin           1995         -       -               -            -            -         -                -
   Former CEO           1994         -       -               -       48,000      100,000         -                -
                        1993     9,180       -               -      127,167        9,859         -                -
Richard Surber          1995    30,000       -               -            -            -         -        41,677(1)
  Former President      1994    21,000       -               -       50,000            -         -                -
  and Current CEO       1993         -       -               -            -            -         -                -


(1) This compensation was paid to Mr. Surber, personally, in the form of 87,000 shares of the Company's Common Stock in consideration of consulting services rendered by Mr. Surber pursuant to a consulting agreement between the Company and Investment Sanctuary Corporation, a Utah corporation, of which Mr. Surber is president and sole director and shareholder. The shares issued to Mr. Surber were issued pursuant to a Form S-8 Registration Statement and Reoffer Prospectus filed with the Securities and Exchange Commission on May 9, 1995.

     During the fiscal year ended December 31, 1993, the Company established a Stock Option Plan ("the 1993 Plan") for its employees and consultants. Under the 1993 Plan, options to purchase 6,000,000 shares were allowed to be granted. The 1993 Plan was registered with the Securities and Exchange Commission ("SEC") pursuant to a Form S-8 Registration Statement. During the year ended December 31, 1994, the Company established a Stock Option Plan ("the 1994 Plan"), for its employees and consultants. The 1994 Plan was registered with the SEC pursuant to a Form S-8 Registration Statement. Under the 1994 Plan, options to purchase 500,000 shares were allowed to be granted. As of December 31, 1995, all shares included in the 1993 and 1994 Plans had been issued.

     In January 1996, the Company established a Stock Option Plan (the "1996 Plan") for its employees and consultants. The 1996 Plan was registered with the SEC pursuant to a Form S-8 Registration Statement. Under the 1996 Plan, options to purchase 1,000,000 shares of the Company's Common Stock may be granted. The 1996 Plan is designed to provide compensation and incentive bonuses to the Company's employees and consultants who, due to current financial constraints of the Company, cannot be adequately compensated in cash. As of March 31, 1996, no options had been granted pursuant to the 1996 Plan.











                 [THIS SPACE HAS BEEN INTENTIONALLY LEFT BLANK]


                      OPTION/SAR GRANTS IN LAST FISCAL YEAR
                                Individual Grants
                        Number of Securities           % of Total Options/SARs        Exercise or      Expiration
       Name           Underlying Options/SARs      Granted to Employees in Fiscal        Base             Date
                             Granted(#)                         Year                Price($/Share)
Investment                    3,309,586                          25%                     0.59         December 22,
Sanctuary                                                                                                 2000
Corporation
A-Z Professional              3,441,969                          26%                     0.59         December 22,
Consultants, Inc.                                                                                         2000


(1) On December 22, 1995 the Company granted Investment Sanctuary Corporation an option to purchase an amount of shares equivalent to 25% of the issued and outstanding shares of the Company's Common Stock at the time of exercise. To date none of the options have been exercised. The option expires five years from the date of the grant. See "Item 12 - Related Transactions" for a further explanation of this transaction. This amount reflects the number of shares of the Company's Common Stock which would be issued to ISC assuming the options had been exercised on March 31, 1996.

(2) On December 22, 1995 the Company granted A-Z Professional Consultants, Inc. an option to purchase an amount of shares equivalent to 26% of the issued and outstanding shares of the Company's Common Stock at the time of exercise. To date none of the options have been exercised. The option expires five years from the date of the grant. See "Item 12 - Related Transactions" for a further explanation of this transaction. This amount reflects the number of shares of the Company's Common Stock which would be issued to A-Z assuming the options had been exercised on March 31, 1996.





























                 [THIS SPACE HAS BEEN INTENTIONALLY LEFT BLANK]

ITEM 11.      SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

         The following table sets forth certain information concerning the stock ownership as of March 31, 1996, with respect to (I) each person who is known to the Company to be the beneficial owner of more than 5 percent of the Company's Common Stock; (ii) all directors; and (iii) directors and executive officers of the Company as a group (the notes accompanying the information in the table below are necessary for a complete understanding of the figures):

                                   Name and Address of         Amount and Nature of
      Title of Class                Beneficial Owner           Beneficial Ownership          Percent of class
        Common Stock                A-Z Professional               3,601,969(1)                  27.2%(3)
     ($0.001 par value)             Consultants, Inc.
                                268 West 400 South, Suite
                                           306
                               Salt Lake City, Utah 84101
        Common Stock              Investment Sanctuary             3,309,586(2)                  25.0%(3)
     ($0.001 par value)                Corporation
                                268 West 400 South, Suite
                                           305
                               Salt Lake City, Utah 84101
        Common Stock                   Philip Lamb                     267                           *
     ($0.001) par value
        Common Stock                   Lorin Pace                      267                           *
     ($0.001) par value
        Common Stock                Richard D. Surber              3,408,986(2)                  25.8%(3)
     ($0.001) par value         268 West 400 South, Suite
                                           300
                               Salt Lake City, Utah 84101
        Common Stock             Directors and Executive           3,412,420(2)                  25.8%(3)
     ($0.001) par value            Officers as a Group
                                      (6 persons)**


* Ownership represents less than 0.1% of the Common Stock.
** Three of the Company's executive officers have management contracts that provide for their receipt of options to purchase shares of the Common Stock. As of March 31, 1996, no options to purchase shares of Common Stock have been granted to any of these officers, although the Company expects to do so shortly. For more information on these management contracts, see Exhibits 10(ii)(e), (f) and (g) which are incorporated herein by this reference.

(1) Includes 3,441,969 shares considered to be beneficially owned by A-Z Professional Consultants stemming from the terms of a Stock Option Agreement, dated December 22, 1995. Pursuant to this agreement, A-Z Professional Consultants was granted an option to purchase a quantity of shares equivalent to 26% of the Company's issued and outstanding common stock on the date of the agreement. For more information on this agreement, see the paragraph immediately subsequent to these notes listed under "Changes in Control."

(2) Includes 2,900 shares owned by Susan S. Waldrop, the Company's Chief Financial Officer and Secretary-Treasurer. Also includes 2,929,584 shares considered to be beneficially owned by Investment Sanctuary Corporation ("ISC") as of December 28, 1995, stemming from the terms of a Stock Option Agreement, dated December 22, 1995. Richard D. Surber is the sole shareholder, officer and director of ISC and therefore is considered to be an indirect beneficial owner of ISC's shares. Pursuant to this agreement, A-Z Professional Consultants was granted an option to purchase a quantity of shares equivalent to 25% of the Company's issued and outstanding common stock on the date of the agreement. For more information on this agreement, see the paragraph immediately subsequent to these notes listed under "Changes in Control."

(3) These percentages reflect the exercise of all options granted pursuant to two Stock Option Agreements dated December 22, 1995. If all such options, there would be, as of March 31, 1996, 13,238,343 shares of the Company's Common Stock issued and outstanding. For more information on this agreement, see the paragraph immediately subsequent to these notes listed under "Changes in Control."

Changes in Control

         On December 22, 1995, the Company entered into two Stock Option Agreements (the "Agreements"), one with A-Z Professional Consultants, Inc., a Utah corporation ("A-Z"), and one with Investment Sanctuary Corporation, a Utah corporation ("ISC") whose president, sole director and officer is Richard Surber, the Company's chief executive officer and one of its directors. Pursuant to the Agreements, the Company granted options (the "Options") to A-Z and ISC giving each the respective right to purchase a quantity of shares of the Company's Common Stock equivalent to 26% and 25% of the issued and outstanding shares on the exercise date. The Options can be exercised in full or in part in accordance with the terms of the Agreements and any Stock Option Plan the Company may have in effect at the time of exercise. Notice must be delivered to the Company setting forth the number of shares to be optioned together with either: (a) a certified check or bank check payable to the Company; or (b) other consideration acceptable to the Company, which consideration shall be approved by the board of directors of the Company, with the exclusion of a promissory note, which shall not be acceptable. The Options were granted to compensate Richard Surber, Allen Z. Wolfson, ISC and A-Z for consulting services rendered to the Company as well as to entice them to continue to perform such services for the Company. Although Allen Z. Wolfson and Richard D. Surber may be deemed to currently control the Company, the granting of the Options may result in a further change of control of the Company to Allen Z. Wolfson and Richard D. Surber.

ITEM 12. CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

     Transactions  with Allen  Wolfson  (A-Z  Professional  Consultants,  Inc. -
"A-Z")

         During the last two years, the Company has completed several transactions with A-Z, a Utah corporation whose sole shareholder is Allen Z. Wolfson. For more information on Mr. Wolfson, see "Item 9 - Directors, Executive Officers, Promoters and Control Persons; Compliance with Section 16(a) of the Exchange Act." Richard Surber, the Company's Chief Executive Officer and one of its directors, is also the president and sole director of A-Z. For more information on Mr. Surber, see "Item 9 - Directors, Executive Officers, Promoters and Control Persons; Compliance with Section 16(a) of the Exchange Act." By virtue of his positions with A-Z, Mr. Surber may be deemed to have an indirect interest in transactions with A-Z. Mr. Wolfson is the uncle of Mr. Surber.

         Since 1992, A-Z has had agreements with the Company to provide consulting services, office space, supplies and equipment. The first such agreement was entered into in June 1992 and extended on substantially similar terms for an additional year by an Amended Management & Consulting Contract, dated May 7, 1993. Under these contracts, the Company was obligated to pay A-Z fees of 5,000 shares or $8,000 per month for services rendered after June 30, 1993. Additionally, A-Z was entitled to a bonus of ten percent of any transactions brought to closing as a result of A-Z's services or efforts ("Ten Percent Bonus"). The Company issued 27,105 shares of its restricted Common Stock and paid $120,000 to A-Z during 1993. On April 7, 1994 the Company and A-Z entered into an Amendment to the Amended Management & Consulting Contract ("Amendment") because of the difficulties in determining the value of the Ten Percent Bonus, the possibility of legal action and other issues with the Ten Percent Bonus. Pursuant to the Amendment, the Ten Percent Bonus provision was removed completely from the Amended Management & Consulting Contract. Pursuant to the Amendment, the Company no longer owes any portion of the Ten Percent Bonus to A-Z and is not obligated to make payments to A-Z relating to the Ten Percent Bonus.

         Upon expiration of the Amended Management & Consulting Contract the Company entered into a new one year Consulting Agreement, dated June 1, 1994 but effective May 7, 1994. Under the Consulting Agreement, the Company agreed to pay A-Z $8,000 or 20,000 shares of the Company's restricted Common Stock each month. Instead of paying cash or issuing stock for services rendered through August 6, 1994, the Company and A-Z agreed the Company would assign its interest in a note made by TAC and transfer carpet credits to A-Z. The Company's interest in the note and the credits were valued at $15,424.35 and $8,810.06. On September 30, 1994, A-Z and the Company terminated the Consulting Agreement. The Company agreed to pay A-Z for consulting fees earned and expenses incurred through the termination date.

         On May 1, 1995, the Company and A-Z entered into a Settlement Agreement to settle the fees and expenses earned and incurred by A-Z but unpaid as of the date A-Z's June 1, 1994 Consulting Agreement terminated. Pursuant to this Settlement Agreement, the Company issued Allen Z. Wolfson, personally, 80,000 shares of its Common Stock. On August 30, 1995 the Company and A-Z entered into a one year Consulting Agreement whereby the Company agreed to again retain A-Z as one of its primary consultants.

         On December 22, 1995, the Company entered into two Stock Option Agreements, one with A-Z Professional Consultants, Inc., a Utah corporation ("A-Z"), and one with Investment Sanctuary Corporation, a Utah corporation whose president, sole director and officer is Richard Surber, the Company's chief executive officer and one of its directors the Company (the "Agreements"). Pursuant to the Agreements, the Company granted options (the "Options") to A-Z and ISC giving each the respective right to purchase a quantity of shares of the Company's Common Stock equivalent to 26% and 25% of the issued and outstanding shares on the exercise date. The exercise price of the Options was established in the Agreements at $0.59 per share. The Options can be exercised in full or in part in accordance with the terms of the Agreements and any Stock Option Plan the Company may have in effect at the time of exercise. Notice must be delivered to the Company setting forth the number of shares to be optioned together with either: (a) a certified check or bank check payable to the Company; or (b) other consideration acceptable to the Company, which consideration shall be approved by the board of directors of the Company, with the exclusion of a promissory note, which shall not be acceptable. The Options were granted to compensate Richard Surber, Allen Z. Wolfson, ISC and A-Z for consulting services rendered to the Company as well as to entice them to continue to perform such services for the Company. The granting of the Options effectively gives control of the Company to Allen Z. Wolfson and Richard D. Surber.

         On December 30, 1994, the Company entered into a Stock Purchase and Debt Settlement Agreement with Wasatch Capital Corporation ("Wasatch"). Under the terms of the agreement, the Company advanced Wasatch $208,702 which enabled Wasatch to exercise an option to purchase real estate located as 55-57, 61-65 West 100 South, Salt Lake City, Utah (the "Bennett Building"). Throughout the course of the year the Company advanced Wasatch an additional $67,849 for improvement and other expenses related to the Bennett Building. In exchange for these funds the Company accepted a 20% interest in Wasatch. The Company's investment is secured by the Bennett Building and Wasatch is not allowed to dilute The Company's interest in Wasatch or lease, sell, exchange, or encumber the property in any way unless the Company approves. Wasatch is an affiliate of A-Z because of A-Z's 60% ownership interest.
Additionally, Mr. Richard Surber is the president and sole director of Wasatch.

     Transactions involving Richard Surber (Investment Sanctuary Corporation - "ISC")

         On September 30, 1994, the Company retained ISC to provide consulting services for the Company. The agreement called for the Company to pay ISC $20,000 per month, either in cash or shares of the Company's restricted Common Stock valued at one-half of the average between the low bid and ask price to be paid on quarterly basis. The Company and ISC subsequently agreed that payments for services rendered by ISC would not begin accruing until January 1, 1995.

         On May 4, 1995 the Company, A-Z, ISC, Richard D. Surber and Allen Z. Wolfson entered into an Assignment and Acknowledgment (the "Assignment"). The Assignment related to services ISC had rendered to the Company between January and April 1995 pursuant to a September 30, 1994 Consulting Agreement by and between ISC and the Company. ISC assigned all rights to fees from the Company to Richard Surber and Allen Z. Wolfson personally. Mr. Surber and Mr. Wolfson were the primary consultants who performed the consulting services for the Company on behalf of ISC pursuant to the Consulting Agreement. Pursuant to the Assignment, the Company agreed to issue 167,000 shares of its Common Stock under the Company's 1994 Stock Option Plan. On May 9, 1995, the Company issued Mr. Surber 87,000 shares and Mr. Wolfson 80,000 shares.

         Other Transactions involving Richard Surber ("ATC II, Inc.")

         The Company's sale of the Canton Plant to Thistle could be considered a related party transaction. On the effective date of both the Real Estate Sales Agreement ("RESA") and an amended RESA (the "ARESA"), June 20, 1994, Richard Surber was an executive officer and director of Thistle's parent company, ATC II, Inc., although at the time the agreements were actually executed, Mr. Surber was not an officer or director of ATC II, Inc. and did not have any authority to approve or disapprove any transactions being contemplated by ATC II, Inc. or any of its subsidiaries. For more information on the Canton Plant, see "Item 2 - Description of Properties" and "Item 3 Legal Proceedings."

         Other Transactions involving Richard Surber ("Belmac Corporation")

         Richard Surber entered into a Consulting Agreement with Belmac Corporation ("Belmac") on September 1, 1994. A-Z had located this opportunity for Mr. Surber. Under the terms of this contract Mr. Surber, with the assistance of the Company's consultants and certain employees, was to assist Belmac in locating acquisitions and business opportunities. In exchange for these services, Belmac agreed to issue 218,182 shares of its common stock and grant to Mr. Surber options to purchase 1,200,000 shares of its common stock. Belmac subsequently canceled the agreement. However, the 218,182 shares were issued to ISC on behalf of Mr. Surber who then transferred and assigned all rights to these shares and the proceeds therefrom to the Company for payment of consulting services rendered by the Company's consultants relating to Belmac. The Belmac stock was liquidated and $37,000 of the proceeds therefrom were paid to A-Z for a finder's fee.

         Other Transactions involving Richard Surber ("Applied Technology")

         On June 16, 1994, Canton Financial Services Corporation entered into a Consulting Agreement with Applied Technology, Inc. ("APTC"). At that time Mr. Surber was the president and a director of APTC. Certain disputes later arose among the Company, CFSC, Richard Surber and APTC and certain other parties related to APTC. On December 16, 1994, the Company, CFSC, Richard Surber and APTC and certain other parties entered into a Settlement Agreement. The Settlement Agreement canceled the Consulting Agreement. CFSC received fees earned through November 1994 totaling approximately $300,000, $17,000 in additional cash, certain oil wells owned by APTC, and all monies received to that date. Richard Surber resigned from all positions with APTC and as a settlement for his resignation, he received 266,667 shares of APTC's restricted stock. The Settlement Agreement contained a mutual release from all claims that arose prior to the date of the Settlement Agreement

     Other Transactions involving Richard Surber ("Logos International, Inc., n/k/a OMAP Holdings Inc.")

         During the last two years, the Company has completed several transactions with a Nevada corporation formerly known as Logos International, Inc. ("Logos"), but now known as OMAP Holdings Incorporated ("OMAP"). Logos merged with OMAP International Incorporated, a Nevada corporation ("OII"), on October 23, 1995, pursuant to a Stock Exchange Agreement by and among Logos, OII, and the shareholders of OII, and changed its name to its present name OMAP. Richard Surber, at all relevant times until Logos' merger with OII was an executive officer and director of Logos. By virtue of his former positions with Logos, Mr. Surber may be deemed to have an indirect material interest in these transactions with Logos. However, Mr. Surber does not beneficially own a material amount of OMAP's equity securities.

         On September 22, 1994, Logos entered into a Debt Settlement Agreement with the Company. Logos was indebted to the Company in the amount of $186,382, for cash advances and services rendered to Logos. The Company accepted assets, paintings and stocks, of equal value as settlement.

         On September 26, 1994, Canton Financial Services Corporation, a wholly owned subsidiary of the Company ("CFSC"), assumed $100,000 worth of Logos debt in the form of two promissory notes. The debt was owed to two individuals that the Company does business with on an ongoing basis. In exchange for the assumption of debt, CFSC accepted stocks owned by Logos in four different entities.

         The Company continues to perform consulting services on behalf of OMAP and believes that its relationship with OMAP will prove to be beneficial. The Company currently has nominal ownership interest in OMAP.

      ITEM 13.    EXHIBITS AND REPORTS ON FORM 8-K

(a) Exhibits. Exhibits required to be attached by Item 601 of Regulation S-B are listed in the Index to Exhibits beginning on page 31 of this Form 10-KSB, which is incorporated herein by reference.

(b) Reports on Form 8-K. No reports on Form 8-K were filed during the quarter ended December 31, 1994. However, on January 3, 1996, the Company filed a Form 8-K describing a change in control of the Company and a change in the Company's certifying accountant. Further, on January 11, 1996, the Company filed a Form 8-K describing an acquisition of assets.














                      [THIS SPACE LEFT INTENTIONALLY BLANK]

                                   SIGNATURES

         In accordance with Section 13 or 15(d) of the Exchange Act, the registrant caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, this 12th day of April 1996


                                             The Canton Industrial Corporation

                                             /s/ Steven A. Christensen
                                             Steven A. Christensen, President



         In accordance with the Exchange Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                           Title                                   Date

/s/ Richard Surber        Chief Executive Officer & Director      April 14, 1996
Richard D. Surber

/s/ Steven A. Christensen  President                              April 14, 1996
Steven A. Christensen

/s/ Susan S. Waldrop       Chief Financial Officer
Susan S. Waldrop           & Secretary-Treasurer                  April 14, 1996

/s/ Phillip Lamb           Director                               April 14, 1996
Phillip Lamb

/s/ Lorin Pace             Director                               April 14, 1996
Lorin Pace

                         INDEX TO EXHIBITS

EXHIBIT  PAGE             DESCRIPTION
NO.                       NO.

2 * Articles of Merger of The Canton Industrial Corporation (an Ohio corporation) into The Canton Industrial Corporation (a Nevada corporation), filed in Nevada on May 3, 1993 (Incorporated by reference from Exhibit No. 2 of the Company's Form 10-KSB for the year ended December 31, 1993).

3(i) * Articles of Incorporation of the Company (note that these were amended by the Articles of Merger constituting Exhibit 2 to this Form 10-KSB). Incorporated herein by reference from Exhibit No. 3(i) to the Company's Form 10-KSB for the year ended December 31, 1993).

3(ii)             ?? By-Laws of the Company, as amended.

4(a) * Form of certificate evidencing shares of "Common Stock" in the Company. (Incorporated from Exhibit 4(a) to the Company's Annual Report on Form 10-KSB for the year ended December 31,
                  1994).

4(b) * Form of certificate evidencing shares of "Preferred" stock in the Company. (Incorporated herein by reference from Exhibit No. 4(b) to the Company's Form 10-KSB for the year ended December 31, 1993).


10(i)             *Exhibits

                               MATERIAL CONTRACTS

10(i)(a) * Agreement, dated September 30, 1993, between Canton Industrial Corporation of Salt Lake City and the Didamus Corporation. (Incorporated herein by reference from Exhibit No. 10(i)(c) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(b) * Real Estate Sales Agreement, effective September 30, 1993, between the Company and Metallurgical Industries, Inc. (Incorporated herein by reference from Exhibit No. 10(i)(f) to the Company's Form 10-KSB for the year ended December 31,
                  1993).

10(i)(c) * Addendum to the Real Estate Sales Agreement, executed February 7, 1994 but effective September 30, 1993, between the Company and Metallurgical Industries, Inc. (Incorporated herein by reference from Exhibit No. 10(i)(g) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(d) * Share Purchase Agreement, dated February 25, 1994, between the Company and Kevin Eric Camp. (Incorporated herein by reference from Exhibit No. 10(i)(i) to the Company's Form 10-KSB for the year ended December 31, 1993). 10(i)(e) * 1993 Stock Option Plan for the Company, dated August 20, 1993. (Incorporated herein by reference from Exhibit No. 10(i)(s) to the Company's Form 10-KSB for the year ended December 31,
                  1993).

10(i)(f) * Amendment to Real Estate Sales Agreement between the Company and Thistle Properties, Inc. dated August 23, 1994.
                  (Incorporated from Exhibit 10(i)(t) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(g) * Consulting Agreement dated September 1, 1994, between Richard Surber and Belmac Corporation. (Incorporated from
                  Exhibit 10(i)(x) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(h) * Offshore Securities Subscription Agreement effective November 25, 1994, between the Company and World Financial Securities Ltd. (Incorporated from Exhibit 10(i)(z) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(i) * Offshore Securities Subscription Agreement effective November 25, 1994, between the Company and Tamarisk Enterprise Ltd. (Incorporated from Exhibit 10(i)(bb) to the Company's Annual Report on Form 10-KSB for the year ended December 31,
                  1994).

10(i)(j) * Agreement for Purchase of Stock Warrants dated December 1 ,1994, between the Company and East-West Trading Corporation. (Incorporated from Exhibit 10(i)(cc) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(k) * Agreement for Purchase of Stock Warrants dated December 1, 1994, between the Company and Lexington Sales Corporation Ltd. (Incorporated from Exhibit 10(i)(dd) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(l) * Real Estate Sales Agreement, dated November 15, 1993, between the Company and J&M Evans. (Incorporated herein by reference from Exhibit No. 10(i)(ee) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(m) * Settlement Agreement dated December 16 ,1994, between the Company, Applied Technology, Canton Financial Services Corporation, Richard Surber and other parties. (Incorporated from Exhibit 10(i)(ff) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(n) * Settlement Agreement dated December 16, 1994, between the Company, A-Z Professional Consultants, Inc., Metallurgical Industries, Inc., Ira L. Friedman and Richard T. Johnson. (Incorporated from Exhibit 10(i)(gg) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(o) * Stock Purchase Agreement dated December 30, 1994, between the Company and Wasatch Capital Corporation. (Incorporated from Exhibit 10(i)(ii) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(p) * Assignment Agreement dated December 31 ,1994, between the Company and A-Z Professional Consultants, Inc. (Incorporated from Exhibit 10(i)(jj) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(q) * Corporate Acquisition Agreement dated December 30, 1994, between the Company and Panorama International, Inc. (Incorporated from Exhibit 10(i)(ll) to the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(r) * Debt Conversion Agreement, dated January 24, 1994, between the Company and A-Z Professional Consultants, Inc. (Incorporated herein by reference from Exhibit No. 10(i)(oo) to the Company's Form 10-KSB for the year ended December 31,
                  1993).

10(i)(s) * Consulting Agreement, effective January 1, 1994, between the Company and Stephen Cole. (Incorporated herein by reference from Exhibit No. 10(i)(rr) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(t) * Consulting Agreement, dated February 7, 1994 but effective as of September 1, 1993, between the Company and Metallurgical Industries, Inc. (Incorporated herein by reference from Exhibit No. 10(i)(ss) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(u) * Addendum to Consulting Agreement, dated February 7, 1994 but effective as of September 1, 1993, between the Company and Metallurgical Industries, Inc. (Incorporated herein by reference from Exhibit No. 10(i)(tt) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(v) * Asset Purchase Agreement, dated March 8, 1994, between the Company and Metallurgical Industries, Inc. (Incorporated herein by reference from Exhibit No. 10(i)(ww) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(w) * Consulting Agreement, effective January 27, 1994, between the Company and Robert Sparrow. (Incorporated herein by reference from Exhibit No. 10(i)(xx) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(x) * Stock Option Agreement, Dated February 4, 1994, between the Company and Charles H. Brodzki. (Incorporated herein by reference from Exhibit No. 10(i)yy) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(y) * Consulting Agreement, effective February 7, 1994, between the Company and Charles H. Brodzki. (Incorporated herein by reference from Exhibit No. 10(i)(zz) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(z) * Real Estate Purchase Contract, dated October 8, 1993, between the Company and Mark Cummings. (Incorporated herein by reference from Exhibit No. 10(i)(aaa) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(aa)         * Real Estate Sales Agreement, dated January 24, 1994, between the Company and NobleTek Products, Inc. (Incorporated herein by reference from Exhibit No. 10(i)(bbb) to the Company's Form
                  10-KSB for the year ended December 31, 1993).

10(i)(bb)         * Amended  Real Estate Sales  Agreement,  dated March 2, 1994, between the Company and NobleTek Products, Inc.(Incorporated herein by reference from Exhibit No. 10(i)(ccc) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(cc)         *  Employment  Agreement,  dated March 16,  1994,  between the
                  Company  and  Alan  R.  Josselyn.   (Incorporated   herein  by
                  reference  from Exhibit No.  10(i)(uuu) to the Company's  Form
                  10-KSB for the year ended December 31, 1993).

10(i)(dd)         * Consulting  Agreement,  dated  January 7, 1994,  between the
                  Company and Fredrick Denies. (Incorporated herein by reference from Exhibit No. 10(i)(vvv) to the Company's Form 10-KSB for the year ended December 31, 1993).

10(i)(ee)         * Stock Purchase  Agreement,  dated February 18, 1994, between the Company and Dr. Robert Youngblood. (Incorporated herein by reference from Exhibit No. 10(i)(www) to the Company's Form
                  10-KSB for the year ended December 31, 1993).

10(i)(ff)         * Stock  Option  Agreement,  dated March 4, 1994,  between the
                  Company  and  James  M.  Bathras.   (Incorporated   herein  by
                  reference  from Exhibit No.  10(i)(xxx) to the Company's  Form
                  10-KSB for the year ended December 31, 1993).

10(i)(gg)         * Lease  between 258 West 4th South  Partnership  and Canton's
                  Commercial   Carpet    Corporation   dated   May   23,   1994.
                  (Incorporated  from Exhibit 10(i)(yyy) to the Company's Annual
                  Report on Form 10-KSB for the year ended December 31, 1994).

10(i)(hh)         ?? Mutual  Release of All Claims dated May 12,  1995,  between the Company, ATC II, Inc. and Thistle Properties.

10(i)(ii)         ??  Agreement  of Sale and  Purchase  dated  March  23,  1995, between the Company and Associated Technologies, Inc.

10(i)(jj)         ??  Settlement  Agreement  dated  May  1,  1995,  between  the
                  Company, A-Z Professional Consultants, Inc. and Allen Wolfson.

10(i)(kk)         ?? Assignment and  Acknowledgment  dated May 4, 1995,  between the Company,  Investment Sanctuary,  Allen Wolfson and Richard
                  Surber.

10(i)(ll)         ??  Purchase  Agreement  dated May 23,  1995,  between  Canton
                  Properties  I, Inc.,  a subsidiary  of the Company,  and Asset
                  Recovery, Inc.

10(i)(mm)         ?? Settlement  Agreement dated December 12, 1995, between TAC,
                  Inc., a subsidiary of the Company,  Ozora Corporation and Mark
                  C. Hungerford.

10(i)(nn)         * Real Estate Sales  Contract dated December 14, 1995 betweent the Solar Logos  Foundation  and Oasis  International  Hotel &
                  Casino,  Inc., jointly with Oasis  International  Corporation.
                  (Incorporated  from Exhibit 10(i)(a) to the Company's  Current
                  Report on Form 8-K filed with the  Commission  on January  11,
                  1996).

10(i)(oo)         * Agreement  relating to water rights dated December 14, 1995, between the Solar  Logos  Foundation  and Oasis  International
                  Hotel  and   Casino  and  Oasis   International   Corporation.
                  (Incorporated  from Exhibit 10(i)(b) to the Company's  Current
                  Report on Form 8-K filed with the  Commission  on January  11,
                  1996).

10(i)(pp)         *  Promissory  Note dated  December 27,  1995,  between  Oasis
                  International  Corporation  and the  Solar  Logos  Foundation.
                  (Incorporated  from Exhibit 10(i)(c) to the Company's  Current
                  Report on Form 8-K filed with the  Commission  on January  11,
                  1996).

10(i)(qq)         * Trust Deed Note  dated  December  27,  1995,  between  Oasis
                  International  Hotel and Casino,  Inc.  and Howard  Bernstien.
                  (Incorporated  from Exhibit 10(i)(d) to the Company's  Current
                  Report on Form 8-K filed with the  Commission  on January  11,
                  1996).

10(i)(rr)         * Stock Option Agreement dated December 22, 1995,  between the
                  Company and A-Z Professional Consultants, Inc. (Incorporated from Exhibit 10(i)(b) to the Company's Current Report on Form
                  8-K filed with the Commission on January 3, 1996).

10(i)(ss)         * Stock Option Agreement dated December 22, 1995,  between the
                  Company and Investment Sanctuary Corporation. (Incorporated from Exhibit 10(i)(c) to the Company's Current Report on Form
                  8-K filed with the Commission on January 3, 1996).


MANAGEMENT        CONTRACTS & COMPENSATORY PLANS/ARRANGEMENTS 10(ii) Exhibits

10(ii)(a)         * Amended Management & Consulting Contract, dated May 7, 1993, between  the Company and A-Z  Professional  Consultants,  Inc.
                  (Incorporated herein by reference from Exhibit No. 10(ii)(d) to the Company's Form 10-KSB for the year ended December 31,
                  1993).

10(ii)(b)         * Consulting  Agreement  dated June 1, 1994, but effective May
                  7, 1994, between the Company and A-Z Professional Consultants,
                  Inc.  (Incorporated  from  Exhibit  10(i)(b) to the  Company's
                  Annual  Report on Form 10-KSB for the year ended  December 31,
                  1994).

10(ii)(c)         * Termination  Agreement dated September 30, 1994, between the
                  Company and A-Z Professional Consultants, Inc. (Incorporated from Exhibit 10(i)(c) to the Company's Annual Report on Form
                  10-KSB for the year ended December 31, 1994).

10(ii)(d)         *  Consulting  Agreement  dated  August 30,  1995  between the
                  Company and A-Z Professional Consultants, Inc. (Incorporated from Exhibit 10(i)(a) to the Company's Current Report on Form
                  8-K filed with the Commission on January 3, 1996).

10(ii)(e)         ??  Employment  Agreement dated December 5, 1995 but effective
                  August 30, 1995 between the Company and Steven A. Christensen.

10(ii)(f)         ??  Employment  Agreement dated December 5, 1995 but effective
                  August 30, 1995 between the Company and Kevin S. Woltjen.

10(ii)(g)         * Employment  Agreement dated November 10, 1995, but effective
                  October 4, 1995  between  the  Company  and Susan S.  Waldrop.
                  (Incorporated from Exhibit 10(i)(a) to the Company's Quarterly
                  Report on Form  10-QSB  for the  period  ended  September  30,
                  1995).

10(ii)(h)         * Stock Option Agreement dated December 22, 1995,  between the
                  Company and A-Z Professional Consultants, Inc. (Incorporated from Exhibit 10(i)(b) to the Company's Current Report on Form
                  8-K filed with the Commission on January 3, 1996).

10(ii)(i)         * Stock Option Agreement dated December 22, 1995,  between the
                  Company and Investment Sanctuary Corporation. (Incorporated from Exhibit 10(i)(c) to the Company's Current Report on Form
                  8-K filed with the Commission on January 3, 1996).

27                ?? Financial Data Schedule.

99 * ORDER allowing MOTION FOR FINAL DECREE in the Company's voluntary bankruptcy petition dated November 8, 1994, but effective November 7, 1994. (Incorporated from Exhibit of like number r from the Company's Annual Report on Form 10-KSB for the year ended December 31, 1994).

99(a) ?? ORDER dated March 4, 1995, from the West Virginia Division of Environmental Protection.

99(b) ?? CONTEMPT ORDER dated May 31, 1995 from the Circuit Court for the Ninth JudicialCircuit, Fulton County, Illinois.

* Previously filed as indicated and incorporated herein by reference.